As filed with the Securities and Exchange Commission on January 28, 2015

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71	☒

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

AMG Funds
Prospectus
February 1, 2015

AMG Managers Brandywine Fund
BRWIX
AMG Managers Brandywine Blue Fund
BLUEX
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P016-0215

THIS PAGE INTENTIONALLY LEFT BLANK

3-8	Summary of The Funds AMG Managers Brandywine Fund AMG Managers Brandywine Blue Fund

9-16	Additional Information About the Funds
AMG Managers Brandywine Fund
AMG Managers Brandywine Blue Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management

17-23	Shareholder Guide Your Account Investing Through an Intermediary Transaction Policies How to Buy or Sell Shares Investor Services Certain Federal Income Tax Information

25	Financial Highlights AMG Managers Brandywine Fund AMG Managers Brandywine Blue Fund

27	How To Contact Us

AMG Funds	1

THIS PAGE INTENTIONALLY LEFT BLANK

Summary of The Funds

AMG Managers Brandywine Fund
Investment Objective
AMG Managers Brandywine Fund’s (the “Fund”) investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.09%
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 219% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”). The Fund is not subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks and ADRs, equity securities in which the Fund may invest include preferred stocks, convertible securities, and rights. The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. It will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. The Fund targets fundamentally sound companies of all sizes that are experiencing positive change.
The Fund employs a firm sell discipline. The Fund will sell a stock when the Fund’s Subadvisor (as identified below):
•	Determines that the stock has deteriorating fundamentals such as contracting margins or reduced revenue growth
•	Determines that investor expectations have become unrealistically high
•	Finds a better investment
While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

AMG Funds	3

Summary of The Funds

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Mid-Capitalization Stock Risk—Although the Fund may invest in securities in any capitalization range, securities of mid-capitalization companies may pose additional risks. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Sector Risk— issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology, consumer discretionary, and industrials sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Small-Capitalization Stock Risk—although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of three broad based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from
Brandywine Fund, a series of Brandywine Fund, Inc. (the “Predecessor Brandywine Fund”), to the Fund.
To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/14
Best Quarter: 20.62% (4th Quarter 2010)
Worst Quarter: -24.98% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/14
AMG Managers Brandywine Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.63%	9.84%	4.08%
Return After Taxes on Distributions	9.63%	9.84%	3.77%
Return After Taxes on Distributions and Sale of Fund Shares	5.45%	7.81%	3.28%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	12.56%	15.63%	7.94%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	12.44%	15.89%	8.50%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
Investment Manager
AMG Funds LLC (the “Investment Manager”)
Subadvisor
Friess Associates, LLC ("Friess")
Friess Associates of Delaware, LLC ("Friess of Delaware" and, together with Friess, referred to collectively herein as the "Subadvisor")

4	AMG Funds

Summary of The Funds

Portfolio Manager
Scott W. Gates
Chief Investment Officer of Friess and Friess of Delaware;
Portfolio Manager of the Fund and the Predecessor Brandywine Fund since 2010.
Buying and Selling Fund Shares
Initial Investment Minimum
Regular Account: $2,000
Individual Retirement Account: $1,000
Additional Investment Minimum
All Accounts: $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadvisor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	5

Summary of The Funds

AMG Managers Brandywine Blue Fund
Investment Objective
AMG Managers Brandywine Blue Fund’s (the “Fund”) investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.19%
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 182% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”). The Fund is not subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks and ADRs, equity securities in which the Fund may invest include preferred stocks, convertible securities, and rights. The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. It will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. The Fund targets fundamentally sound mid-cap or larger companies that are experiencing positive change and that usually have market capitalizations of more than $6 billion.
The Fund employs a firm sell discipline. The Fund will sell a stock when the Fund’s Subadvisor (as identified below):
•	Determines that the stock has deteriorating fundamentals such as contracting margins or reduced revenue growth
•	Determines that investor expectations have become unrealistically high
•	Finds a better investment
While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Focused Investment Risk—a significant portion of the Fund’s holdings may be focused in a relatively small number of securities which may make the Fund more volatile and subject to greater risk than a more diversified fund.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

6	AMG Funds

Summary of The Funds

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Sector Risk— companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology, consumer discretionary, and industrials sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of three broad based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund reorganized from Brandywine Blue Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Brandywine Blue Fund”), to the Fund.
To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/14
Best Quarter: 17.72% (4th Quarter 2010)
Worst Quarter: -28.61% (3rd Quarter 2008)
Average Annual Total Returns as of 12/31/14
AMG Managers Brandywine Blue Fund	1 Year	5 Years	10 Years
Return Before Taxes	8.54%	10.43%	4.11%
Return After Taxes on Distributions	8.54%	10.43%	3.65%
Return After Taxes on Distributions and Sale of Fund Shares	4.83%	8.30%	3.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	13.24%	15.64%	7.96%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	8.49%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
Investment Manager
AMG Funds LLC (the “Investment Manager”)
Subadvisor
Friess Associates, LLC ("Friess")
Friess Associates of Delaware, LLC ("Friess of Delaware" and, together with Friess, referred to collectively herein as the "Subadvisor")

Portfolio Manager
Scott W. Gates
Chief Investment Officer of Friess and Friess of Delaware;
Portfolio Manager of the Fund and the Predecessor Brandywine Blue Fund since 2010.

AMG Funds	7

Summary of The Funds

Buying and Selling Fund Shares
Initial Investment Minimum
Regular Account: $2,000
Individual Retirement Account: $1,000
Additional Investment Minimum
All Accounts: $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadvisor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	AMG Funds

Additional Information About the Funds

AMG Managers Brandywine Fund
This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Fund’s Prospectus. This section contains additional information about the Fund's investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment objective is capital appreciation. Please remember that an investment objective is not a guarantee. An investment in the Fund may not appreciate and investors may lose money.
The Fund’s Subadvisor believes the Fund is most likely to achieve its investment objective if it consistently invests in companies that perform better than the investment community expects. Accordingly, the Fund invests in fundamentally sound companies that are experiencing positive change. Fundamentally sound companies generally have some or all of the following attributes under normal market conditions:
•	Earnings growth typically over 20% annually
•	High rates of profitability
•	Strong balance sheets
•	High quality of earnings (i.e., earnings realized through the normal sale of products or services rather than earnings or losses from non-recurring events)
The positive change could be:
•	New products
•	New management
•	An acquisition or divestiture
•	Legislative changes
The Fund typically does not invest in companies with high price-to-earnings ratios because the Subadvisor believes these companies are less likely to perform better than the investment community expects. The Fund is generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic and foreign equity securities.
•	Seeking capital appreciation.
•	Pursuing long-term investment goals.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because the Fund is authorized to pay up to 0.20% in shareholder servicing fees with respect to each financial intermediary that services shareholder accounts and charges for such services, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees are reflected in “Other
Portfolio Manager
Scott W. Gates
Chief Investment Officer and
Portfolio Manager
See “Fund Management” below for more information on the portfolio manager.

AMG Funds	9

Additional Information About the Funds

AMG Managers Brandywine Fund (CONTINUED)
Expenses” in the Annual Fund Operating Expenses table. Please see “Your Account” for more information on the Fund’s shareholder servicing fees.
The Investment Manager has contractually agreed, through at least February 1, 2016, to waive management fees and/or reimburse Fund expenses in order to limit the total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 2.00% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s total annual fund operating expenses to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.
Under “Performance” in the Fund’s summary section, the performance information shown includes, for periods prior to October 1, 2013, performance of the Predecessor Brandywine Fund, which was reorganized into the Fund on October 1, 2013, and was managed by Friess and Friess Associates of Delaware with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table.

10	AMG Funds

Additional Information About the Funds

AMG Managers Brandywine Blue Fund
This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Fund’s Prospectus. This section contains additional information about the Fund's investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment objective is capital appreciation. Please remember that an investment objective is not a guarantee. An investment in the Fund may not appreciate and investors may lose money.
The Fund’s Subadvisor believes the Fund is most likely to achieve its investment objective if it consistently invests in companies that perform better than the investment community expects. Accordingly, the Fund invests in fundamentally sound companies that are experiencing positive change. Fundamentally sound companies generally have some or all of the following attributes under normal market conditions:
•	Earnings growth typically over 20% annually
•	High rates of profitability
•	Strong balance sheets
•	High quality of earnings (i.e., earnings realized through the normal sale of products or services rather than earnings or losses from non-recurring events)
The positive change could be:
•	New products
•	New management
•	An acquisition or divestiture
•	Legislative changes
The Fund typically does not invest in companies with high price-to-earnings ratios because the Subadvisor believes these companies are less likely to perform better than the investment community expects. The Fund is generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic and foreign equity securities.
•	Seeking capital appreciation.
•	Pursuing long-term investment goals.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because the Fund is authorized to pay up to 0.20% in shareholder servicing fees with respect to each financial intermediary that services shareholder accounts and charges for such services, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees are reflected in “Other
Portfolio Manager
Scott W. Gates
Chief Investment Officer and
Portfolio Manager
See “Fund Management” below for more information on the portfolio manager.

AMG Funds	11

Additional Information About the Funds

AMG Managers Brandywine Blue Fund (CONTINUED)
Expenses” in the Annual Fund Operating Expenses table. Please see “Your Account” for more information on the Fund’s shareholder servicing fees.
The Investment Manager has contractually agreed, through at least February 1, 2016, to waive management fees and/or reimburse Fund expenses in order to limit the total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 2.00% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s total annual fund operating expenses to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.
Under “Performance” in the Fund’s summary section, the performance information shown includes, for periods prior to October 1, 2013, performance of the Predecessor Brandywine Blue Fund, which was reorganized into the Fund on October 1, 2013, and was managed by Friess and Friess Associates of Delaware with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table.

12	AMG Funds

Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the summary section of the Fund’s Prospectus. The risks are described in alphabetical order and not in the order of importance or potential exposure. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see the summary section of each Fund’s Prospectus for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds.
FOCUSED INVESTMENT RISK
(AMG Managers Brandywine Blue Fund)
Because the Fund invests a significant portion of its assets in a relatively small number of securities, the Fund’s net asset value may be more volatile and the Fund may involve more risk than a fund that invests in a greater number of securities. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.
FOREIGN INVESTMENT RISK
(Both Funds)
Investments in foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. The value of foreign investments may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, embargoes, economic sanctions, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other restrictions and tax regulations in foreign countries, which risks also apply to investments traded on a U.S. securities exchange that are issued by companies with significant exposure to foreign countries. Foreign investments trade with less frequency and volume than U.S. investments and, therefore, may have greater price volatility. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign investments can perform differently from U.S. investments.
GROWTH STOCK RISK
(Both Funds)
The prices of equity securities that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.
LARGE-CAPITALIZATION STOCK RISK
(Both Funds)
Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
ManagEment RISK
(Both Funds)
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause a Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. Each Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result. To the extent a Fund’s Subadvisor uses quantitative analyses or models, any imperfections, errors or limitations in such analyses or models could affect the Fund’s performance or ability of the Subadvisor to implement its strategies. In particular, with respect to limitations in such analyses or models, the analyses and models may make simplifying assumptions that limit their effectiveness, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate or does not include the most recent information about a company or a security.
MARKET RISK
(Both Funds)
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different

AMG Funds	13

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.
MID-CAPITALIZATION STOCK RISK
(Both Funds)
The stocks of mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in mid–capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of mid–capitalization companies are out of favor.
SECTOR RISK
(Both Funds)
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in the information technology and consumer discretionary sectors currently, and may in the future, comprise a significant portion of each Fund’s portfolio. Stocks in the industrials sector currently, and may in the future, comprise a significant portion of AMG Managers Brandywine Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. The industrial companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
SMALL-CAPITALIZATION STOCK RISK
(AMG Managers Brandywine Fund)
The stocks of small-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small-capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.
Other Important Information About the Funds and their Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information dated Februaury 1, 2015, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVES
Each Fund’s investment objective may be changed without shareholder approval and without prior notice.
TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.
PORTFOLIO TURNOVER
As described in each Fund's summary section of the Prospectus, each Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' website at www.amgfunds.com.

14	AMG Funds

Additional Information About the Funds

Fund Management
Each Fund is a series of AMG Funds I, a Massachusetts business trust (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds' overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Funds. AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Funds' distributor.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund's Board of Trustees investment subadvisors to manage the Fund's investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by each Fund's Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisors for the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Shareholders of each Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
Friess Associates, LLC (“Friess”) serves as subadvisor to each Fund through a subadvisory agreement between the Investment Manager and Friess relating to each Fund, and Friess Associates of Delaware, LLC (“Friess of Delaware”) serves as subadvisor to each Fund through a sub-subadvisory agreement among the Investment Manager, Friess and Friess of Delaware relating to each Fund. Friess currently delegates all of its investment advisory responsibilities to its affiliate, Friess of Delaware, and Friess of Delaware has day-to-day responsibility for managing each Fund's portfolio. Friess and Friess of Delaware are referred to collectively herein as the “Subadvisor.” Friess and Friess of Delaware also serve as subadvisors to AMG Managers Brandywine Advisors Mid Cap Growth Fund, a series of the Trust, and Friess serves as investment adviser to individual and institutional clients with substantial investment portfolios. Friess is located at P.O. Box 576, Jackson, Wyoming 83001 and Friess of Delaware is located at P.O. Box 4166, Greenville, Delaware 19807. As of December 31, 2014, Friess and Friess of Delaware on a combined basis had approximately $1.266 billion in assets under management. Friess and Friess of Delaware were established in 1974 and 1993, respectively.
The Subadvisor supervises the investment portfolio of the Funds, directing the purchase and sale of investment securities in the day-to-day management of the Funds. In allocating brokerage business for the Funds, the Subadvisor takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.
All investment decisions are made by a team of investment professionals representing the Subadvisor, any of whom may make recommendations subject to the final approval of Scott W. Gates, or another member of the Subadvisor’s management team to whom Mr. Gates may delegate the authority. Mr. Gates is Chief Investment Officer of Friess and Friess of Delaware, positions he has held since March 2013. Previously, from September 2012 until March 2013, he served as Co-Chief Investment Officer of Friess and Friess of Delaware. Mr. Gates has been a Team Leader since 2008, a member of the Management Committee of Friess and Friess of Delaware since 2010, and a key member of the Research Team since joining Friess in 2003.
Mr. Gates began managing each Fund in October 2013, and prior to that had managed the Predecessor Brandywine Fund and the Predecessor Brandywine Blue Fund since December 2010.
Each of AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Friess all of this fee for its services as subadvisor. Friess, not the Funds, pays Friess of Delaware a fee equal to 110% of the monthly expenses Friess of Delaware incurs in performing its services as subadvisor.
The Investment Manager also provides administrative services to the Funds, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an annual administrative fee of 0.03% of the average daily net assets of each Fund for the first $300,000,000 of assets under management, 0.025% for the next $200,000,000, and 0.02% on amounts in excess of $500,000,000, in each case subject to a $40,000 annual minimum per Fund.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the portfolio manager, the compensation of the portfolio manager, and the portfolio manager’s ownership of Fund shares is available in the Funds’ SAI.

AMG Funds	15

Additional Information About the Funds

Fund Management (CONTINUED)
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager, the Subadvisory Agreement between the Investment Manager and Friess, and the
Sub-Subadvisory Agreement among the Investment Manager, Friess and Friess of Delaware is available in each Fund’s Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2014.

16	AMG Funds

Shareholder Guide

Your Account
As an investor, you may bear shareholder servicing fees of up to 0.20% for shareholder servicing provided by financial intermediaries that service shareholder accounts and charge for such services, such as broker-dealers (including fund supermarket platforms), banks and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. You pay no sales charge to invest in a Fund or to redeem out of a Fund. Your purchase or redemption of Fund shares is based on each Fund's share price. The price at which you purchase and redeem your shares is based on the net asset value (the “NAV”) per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of a Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund’s NAV per share is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day's offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.
Current net assets values per share for each Fund are available on the Funds’ website at www.amgfunds.com.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. The Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair-valued on each business day without regard to a “trigger” (i.e., without regard to invoking fair value based upon a change in an index exceeding a pre-determined level).
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.
Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Funds may include receipt of shareholder servicing fees. Shareholder servicing fees are paid out of the assets of each Fund on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders of the Funds. These payments are made pursuant to written agreements between the Financial Intermediaries and the Investment Manager, the Distributor and/or the Funds.
The Investment Manager, the Subadvisor and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of a Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Investment Manager, the Subadvisor and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of a Fund over other investment options. Any such payments may be substantial; however, they will be made by the Investment Manager, the Subadvisor and/or the

AMG Funds	17

Shareholder Guide

Investing Through an Intermediary (CONTINUED)
Distributor, as applicable, not by a Fund or its shareholders, and will not change the NAV or the price of a Fund’s shares.
You can find further details in the SAI about the payments made by the Investment Manager, the Subadvisor and/or the Distributor and the services provided by Financial Intermediaries. You can ask your
Financial Intermediary for information about any payments it receives from the Investment Manager, the Subadvisor and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.
Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
PROCESSING ORDERS
If you sell shares of the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

18	AMG Funds

Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares...	If you wish to add shares to your account...	If you wish to sell shares†…
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to AMG Funds to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com. Internet redemptions are available only for redemptions of less than $50,000
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

†Redemptions of $50,000 and over require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee program recognized by the Securities Transfer Association (“STA”). Telephone and Internet redemptions are available only for redemptions that are below $50,000.

AMG Funds	19

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.
	Initial Investment	Additional Investments
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the AMG Funds Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below $500 due to redemptions you make, or (ii) is below $100, but not, in each case, until after the Funds give you at least 60 days' notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Funds' portfolios, increase the Funds' expenses, and have a negative impact on the Funds' performance. There may

20	AMG Funds

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
be additional risks due to frequent trading activities. As described previously, the Funds have adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG Funds Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a Financial Intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the Financial Intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through Financial Intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that Financial Intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at Financial Intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Funds for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds offered by the Investment Manager as described above, you also may exchange your shares of the Funds through the
Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”).
In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange through the Investment Manager.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions”below.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

AMG Funds	21

Shareholder Guide

Investor Services (CONTINUED)
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary, generally will be required to provide you and the IRS with cost basis information. Please see http://investor.amgfunds.com/home.html or contact the Fund at 800.548.4539, or consult your Financial Intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Funds normally declare and pay any income dividends and net realized capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at a corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and such distributing Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is

22	AMG Funds

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
through such a plan, you should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
A Fund's investments in foreign securities, if any, may be subject to foreign taxes. In that case, the Fund’s return on those securities would generally be decreased. You will generally not be entitled to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by a Fund.
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

AMG Funds	23

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five fiscal years and are based on the financial information of each Fund and its respective Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended September 30, 2013, September 30, 2012, September 30, 2011, and September 30, 2010, has been audited and reported on by the Predecessor Funds’ independent registered public accountants. The information for the fiscal year ended September 30, 2014, has been audited and reported on PricewaterhouseCoopers LLP, the Funds’ auditor, whose report is included in the Funds’ annual report which is available upon request.
AMG Managers Brandywine Fund	For the fiscal year ended September 30,
	2014 [3]	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$28.75	$24.62	$21.38	$22.02	$21.11
Income from Investment Operations:
Net investment loss[1]	(0.12)	(0.03)	(0.05)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments[1]	4.62	4.16	3.29	(0.55)	0.98
Total from investment operations	4.50	4.13	3.24	(0.64)	0.91
Net Asset Value, End of Year	$33.25	$28.75	$24.62	$21.38	$22.02
Total Return	15.65%	16.77%	15.15%	(2.91)%	4.31%
Ratio of total expenses to average net assets	1.10%	1.11% [2]	1.08%	1.09%	1.11%
Ratio of net investment loss to average net assets	(0.37)%	(0.12)%	(0.23)%	(0.36)%	(0.33)%
Portfolio turnover	219%	214%	256%	234%	225%
Net assets at end of year (000’s omitted)	$799,045	$816,222	$1,062,544	$1,336,871	$1,755,754

AMG Funds	25

Financial Highlights

AMG Managers Brandywine Blue Fund	For the fiscal year ended September 30,
	2014 [3]	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$30.01	$25.00	$21.50	$21.78	$20.67
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	0.12	(0.11)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments[1]	3.53	4.89	3.61	(0.18)	1.24
Total from investment operations	3.50	5.01	3.50	(0.28)	1.18
Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.07)
Net Asset Value, End of Year	$33.51	$30.01	$25.00	$21.50	$21.78
Total Return	11.66%	20.04%	16.28%	(1.29)%	5.71%
Ratio of total expenses to average net assets	1.19%	1.22% [2]	1.23%	1.18%	1.17%
Ratio of net investment income (loss) to average net assets	(0.11)%	0.45%	(0.46)%	(0.38)%	(0.27)%
Portfolio turnover	182%	202%	243%	250%	212%
Net assets at end of year (000’s omitted)	$215,941	$278,620	$627,622	$1,487,517	$2,057,591
[1]	Per share numbers have been calculated using average shares.
[2]	Interest expense is less than 0.005% of average net assets.
[3]	At the start of business October 1, 2013, Brandywine Fund and Brandywine Blue Fund were re-organized into a series of AMG Funds I.

26	AMG Funds

How To Contact Us

AMG MANAGERS BRANDYWINE FUND
AMG MANAGERS BRANDYWINE BLUE FUND
INVESTMENT MANAGER AND ADMINISTRATOR
AMG Funds LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
SUBADVISOR
Friess Associates, LLC
P.O. Box 576
Jackson, Wyoming 83001
Friess Associates of Delaware, LLC
P.O. Box 4166
Greenville, Delaware 19807
DISTRIBUTOR
AMG Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854

CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria Sassine
Thomas R. Schneeweis

AMG Funds	27

AMG Funds
Prospectus
February 1, 2015

Where to find additional information
The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during their last fiscal year.
To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.835.3879
•	By mail: AMG Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our website at www.amgfunds.com
Information about the Funds, including the Funds’ current SAI and, Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s website at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2015 AMG Funds LLC
Investment Company Act Registration Number 811-06520
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense
P016-0215

AMG Funds
Prospectus
February 1, 2015

AMG Managers Brandywine Advisors Mid Cap Growth Fund
BWAFX
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P017-0215

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3-5	Summary of The Fund

6-10	Additional Information About the Fund
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Summary of the Fund’s Principal Risks
 Other Important Information About the Fund and its Investment Strategies and Risks
Fund Management

11-17	Shareholder Guide
Your Account
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

19	Financial Highlights AMG Managers Brandywine Advisors Mid Cap Growth Fund

21	How To Contact Us

AMG Funds	1

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Summary of The Fund

Investment Objective
AMG Managers Brandywine Advisors Mid Cap Growth Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution and Service (12b-1) Fees	0.01%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.12%
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 249% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in midcap companies (the Fund’s Subadvisor (as identified below) considers midcap companies to be companies having market capitalizations between $2 billion and $15 billion).  The Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers usually those which are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers.  In addition to common stocks and ADRs, equity securities in which the Fund may invest include preferred stocks, convertible securities, rights, and warrants.  The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  The Fund will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  It targets fundamentally sound companies that are experiencing a positive change.
The Fund employs a firm sell discipline.  The Fund will sell a stock when the Fund’s Subadvisor:
•	Determines that the stock has deteriorating fundamentals such as contracting margins or reduced revenue growth
•	Determines that investor expectations have become unrealistically high
•	Finds a better investment
While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Focused Investment Risk—a significant portion of the Fund’s holdings may be focused in a relatively small number of securities which may make the Fund more volatile and subject to greater risk than a more diversified fund.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause

AMG Funds	3

Summary of The Fund

the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Sector Risk— issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology, consumer discretionary, and industrials sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of three broad based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Advisors Midcap Growth Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Fund”), to the Fund.
To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/14
Best Quarter: 19.07% (4th Quarter 2010)
Worst Quarter: -26.01% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
AMG Managers Brandywine Advisors Mid Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	0.52%	6.51%	2.83%
Return After Taxes on Distributions	0.52%	6.50%	2.11%
Return After Taxes on Distributions and Sale of Fund Shares	0.29%	5.10%	2.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	13.22%	17.19%	9.56%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	11.90%	16.94%	9.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4	AMG Funds

Summary of The Fund

Portfolio Management
Investment Manager
AMG Funds LLC (the “Investment Manager”)
Subadvisor
Friess Associates, LLC ("Friess")
Friess Associates of Delaware, LLC ("Friess of Delaware" and, together with Friess, referred to collectively herein as the "Subadvisor")
Portfolio Manager
Scott W. Gates
Chief Investment Officer of Friess and Friess of Delaware;
Portfolio Manager of the Fund and the Predecessor Fund since 2010.
Buying and Selling Fund Shares
Initial Investment Minimum
Regular Account: $2,000
Individual Retirement Account: $1,000
Additional Investment Minimum
All Accounts: $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadvisor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	5

Additional Information About the Fund

AMG Managers Brandywine Advisors Mid Cap Growth Fund
This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Fund’s Prospectus. This section contains additional information about the Fund's investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment objective is capital appreciation. Please remember that an investment objective is not a guarantee. An investment in the Fund may not appreciate and investors may lose money.
The Fund’s Subadvisor (as identified below) believes the Fund is most likely to achieve its investment objective if it consistently invests in companies whose earnings exceed the expectations of the investment community. Accordingly, the Fund invests in fundamentally sound companies that are experiencing positive change. The Subadvisor believes fundamentally sound companies generally have some or all of the following attributes under normal economic conditions:
•	Earnings growth typically over 20% annually
•	High rates of profitability
•	Strong balance sheets
•	High quality of earnings (i.e., earnings realized through the normal sale of products or services rather than earnings or losses from non-recurring events)
The positive change could be:
•	New products
•	New management
•	An acquisition or divestiture
•	Legislative changes
The Fund typically does not invest in companies with high price-to-earnings ratios because the Subadvisor believes these companies are less likely to perform better than the investment community expects. The Fund is generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap companies (the Fund’s Subadvisor considers mid-cap companies to be companies having market capitalizations between $2 billion and $15 billion). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic and foreign equity securities.
•	Seeking capital appreciation.
•	Pursuing long-term investment goals.
•	Willing to accept short-term volatility of returns.
Portfolio Manager
Scott W. Gates
Chief Investment Officer and
Portfolio Manager
See “Fund Management” below for more information on the portfolio manager.

6	AMG Funds

Additional Information About the Fund

AMG Managers Brandywine Advisors Mid Cap Growth Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because the Fund is authorized to pay up to 0.20% in shareholder servicing fees with respect to each financial intermediary that services shareholder accounts and charges for such services, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Your Account” for more information on the Fund’s shareholder servicing fees.
The Investment Manager has contractually agreed, through at least February 1, 2016, to waive management fees and/or reimburse Fund expenses in order to limit the total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.95% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s total annual fund operating expenses to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.
Under “Performance” in the Fund’s summary section, the performance information shown includes, for periods prior to October 1, 2013, performance of the Predecessor Fund, which was reorganized into the Fund on October 1, 2013, and was managed by Friess and Friess Associates of Delaware with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table.

AMG Funds	7

Additional Information About the Fund

Summary of the Fund’s Principal Risks
This section presents more detailed information about the Fund’s risks as described in the Fund’s summary section of the Prospectus. The Fund could be subject to additional risks because the types of investments it makes and market conditions may change over time. The risks are described in alphabetical order and not in the order of importance or potential exposure.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.
FOCUSED INVESTMENT RISK
Because the Fund invests a significant portion of its assets in a relatively small number of securities, the Fund’s net asset value may be more volatile and the Fund may involve more risk than a fund that invests in a greater number of securities. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.
FOREIGN INVESTMENT RISK
Investments in foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. The value of foreign investments may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, embargoes, economic sanctions, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other restrictions and tax regulations in foreign countries, which risks also apply to investments traded on a U.S. securities exchange that are issued by companies with significant exposure to foreign countries. Foreign investments trade with less frequency and volume than U.S. investments and, therefore, may have greater price volatility. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign investments can perform differently from U.S. investments.
GROWTH STOCK RISK
The prices of equity securities that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.
ManagEment RISK
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result. To the extent the Fund’s Subadvisor uses quantitative analyses or models, any imperfections, errors or limitations in such analyses or models could affect the Fund’s performance or the ability of the Subadvisor to implement its strategies. In particular, with respect to limitations in such analyses or models, the analyses and models may make simplifying assumptions that limit their effectiveness, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate or does not include the most recent information about a company or a security.
MARKET RISK
Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.
MID-CAPITALIZATION STOCK RISK
The stocks of mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. To the extent the Fund invests in mid–capitalization companies it may underperform other stock funds (such as large-company stock funds) when stocks of mid–capitalization companies are out of favor.
SECTOR RISK
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in the information technology, consumer discretionary, and industrials sectors currently, and may in the future,

8	AMG Funds

Additional Information About the Fund

Summary of the Fund’s Principal Risks (CONTINUED)
comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Other Important Information About the Fund and its Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information dated February 1, 2015, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVE
The Fund’s investment objective may be changed without shareholder approval and without prior notice.
TEMPORARY DEFENSIVE MEASURES
The Fund will not take temporary defensive positions. However, it will invest in money market instruments such as United States
Treasury Bills, commercial paper and repurchase agreements and hold some cash so that it can pay expenses and satisfy redemption requests. The Fund’s investments in money market instruments and cash will not exceed 10% of the Fund’s net assets, except for short-term portfolio repositioning.
PORTFOLIO TURNOVER
As described in the Fund's summary section of the Prospectus, the Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's SAI, which is available on the Fund's website at www.amgfunds.com.
Fund Management

The Fund is a series of AMG Funds I, a Massachusetts business trust (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Fund and is responsible for the Fund's overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Fund's distributor.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund's Board of Trustees investment subadvisors to manage the Fund's investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Fund's Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisors for the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
Friess Associates, LLC (“Friess”) serves as subadvisor to the Fund through a subadvisory agreement between the Investment Manager and Friess relating to the Fund, and Friess Associates of Delaware, LLC (“Friess of Delaware”) serves as subadvisor to the Fund through a sub-subadvisory agreement among the Investment Manager, Friess and Friess of Delaware relating to the Fund. Friess currently delegates all of its investment advisory responsibilities to its affiliate, Friess of Delaware, and Friess of Delaware has day-to-day responsibility for managing the Fund's portfolio. Friess and Friess of Delaware are referred to collectively herein as the “Subadvisor.” Friess and Friess of Delaware also serve as subadvisors to AMG

AMG Funds	9

Additional Information About the Fund

Fund Management (CONTINUED)
Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, both series of the Trust, and Friess serves as investment adviser to individual and institutional clients with substantial investment portfolios. Friess is located at P.O. Box 576, Jackson, Wyoming 83001 and Friess of Delaware is located at P.O. Box 4166, Greenville, Delaware 19807. As of December 31, 2014, Friess and Friess of Delaware on a combined basis had approximately $1.266 billion in assets under management. Friess and Friess of Delaware were established in 1974 and 1993, respectively.
The Subadvisor supervises the investment portfolio of the Fund, directing the purchase and sale of investment securities in the day-to-day management of the Fund. In allocating brokerage business for the Fund, the Subadvisor takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.
All investment decisions are made by a team of investment professionals representing the Subadvisor, any of whom may make recommendations subject to the final approval of Scott W. Gates, or another member of the Subadvisor’s management team to whom Mr. Gates may delegate the authority. Mr. Gates is Chief Investment Officer of Friess and Friess of Delaware, positions he has held since March 2013. Previously, from September 2012 until March 2013, he served as Co-Chief Investment Officer of Friess and Freiss of Delaware. Mr. Gates has been a Team Leader since 2008, a member of the Management Committee of Friess and Friess of Delaware since 2010, and a key member of the Research Team since joining Friess in 2003.
Mr. Gates began managing the Fund in October of 2013, and prior to that had managed the Predecessor Fund since December of 2010.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Friess all of this fee for its services as subadvisor. Friess, not the Fund, pays Friess of Delaware a fee equal to 110% of the monthly expenses Friess of Delaware incurs in performing its services as subadvisor.
The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an annual administrative fee of 0.03% of the average daily net assets of the Fund for the first $300,000,000 of assets under management, 0.025% for the next $200,000,000, and 0.02% on amounts in excess of $500,000,000 in the Fund, subject to a $40,000 annual minimum.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the portfolio manager, the compensation of the portfolio manager, and the portfolio manager’s ownership of Fund shares is available in the Fund’s SAI.
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager, the Subadvisory Agreement between the Investment Manager and Friess, and the Sub-Subadvisory Agreement among the Investment Manager, Friess and Friess of Delaware is available in the Fund’s Semi-Annual Report to Shareholders for the fiscal period ended March 31.

10	AMG Funds

Shareholder Guide

Your Account
As an investor, you may bear shareholder servicing fees of up to 0.20% for shareholder servicing provided by financial intermediaries that service shareholder accounts and charge for such services, such as broker-dealers (including fund supermarket platforms), banks and trust companies. See “Investing Through an Intermediary” on this page for more information on shareholder servicing fees paid to financial intermediaries. The Fund is subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, which will result in lower total returns than if a plan of distribution was not in place. See “Distributions and Service (12b-1) Fees” below for more information on 12b-1 fees. You pay no sales charge to invest in the Fund or to redeem out of the Fund. Your purchase or redemption of Fund shares is based on the Fund's share price. The price at which you purchase and redeem your shares is based on the net asset value (the “NAV”) per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of the Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV per share is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day's offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.
Current net assets values per share for the Fund are available on the Fund’s website at www.amgfunds.com.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a Fund that invests primarily in international securities, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in the Fund that invests primarily in international securities and certain foreign debt obligations held by the Fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (i.e., without regard to invoking fair value based upon a change in an index exceeding a pre-determined level).
The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.
Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Fund may include receipt of distribution (12b-1) fees and/or shareholder servicing fees. For more information on 12b-1 fees, see “Distribution and Service (12b-1) Fees” below. With respect to the payment of shareholder servicing fees, shareholder servicing fees are paid out of the assets of the Fund on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in the Fund. These payments are made pursuant to written agreements between the Financial Intermediaries and the Investment Manager, the Distributor and/or the Fund.
The Investment Manager, the Subadvisor and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of the Fund) to certain affiliated or unaffiliated

AMG Funds	11

Shareholder Guide

Investing Through an Intermediary (CONTINUED)
Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Investment Manager, the Subadvisor and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Fund over other investment options. Any such payments may be substantial; however, they will be made by the Investment Manager, the Subadvisor and/or the
Distributor, as applicable, not by the Fund or its shareholders, and will not change the NAV or the price of the Fund’s shares.
You can find further details in the SAI about the payments made by the Investment Manager, the Subadvisor and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Investment Manager, the Subadvisor and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.

Distribution and Service (12b-1) Fees

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) that allows the Fund to pay fees for selling and distributing Fund shares and for providing service to Fund shareholders. The 12b-1 fees, which may not exceed 0.25% annually of the average daily NAV, are paid to the Distributor to cover Fund sales, marketing, and promotional expenses. Payments made pursuant to the 12b-1 Plan may only be used to pay distribution expenses incurred in the current year. Because 12b-1 fees are deducted from the Fund’s net assets on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.
Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
PROCESSING ORDERS
If you sell shares in the Fund, the Fund will send your check to the address we have on file for your account. A request to send a check to any other address or a third party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

12	AMG Funds

Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares...	If you wish to add shares to your account...	If you wish to sell shares†…
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to AMG Funds to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com. Internet redemptions are available only for redemptions of less than $50,000
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

†Redemptions of $50,000 and over require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee program recognized by the Securities Transfer Association (“STA”). Telephone and Internet redemptions are available only for redemptions that are below $50,000.

AMG Funds	13

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.
	Initial Investment	Additional Investments
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the AMG Funds Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.
LIMITATIONS ON THE FUND
The Fund may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below $500 due to redemptions you make, or (ii) is below $100, but, in each case, not until after the Fund gives you at least 60 days' notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Fund's portfolio, increase the Fund's expenses, and have a negative impact on the Fund's performance. There may

14	AMG Funds

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
be additional risks due to frequent trading activities. As described previously, the Fund has adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund's transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG Funds Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund's transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a Financial Intermediary that violate the Fund's frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the Financial Intermediary has received them.
Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through Financial Intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that Financial Intermediaries have implemented procedures designed to deter market timing, the Fund's ability to detect frequent trading activities by investors who hold shares through Financial Intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Fund for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds offered by the Investment Manager as described above, you also may exchange your shares of the Fund through the
Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”).
In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange through the Investment Manager.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

AMG Funds	15

Shareholder Guide

Investor Services (CONTINUED)
ACCOUNT STATEMENTS
The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary, generally will be required to provide you and the IRS with cost basis information. Please see or contact the Fund at 800.548.4539, or consult your Financial Intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Fund normally declares and pays any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election any time by giving the Fund written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Fund will mail correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Fund under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.
The Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and the Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any net capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

16	AMG Funds

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of the Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
The Fund's investments in foreign securities, if any, may be subject to foreign taxes. In that case, the Fund’s return on those securities would generally be decreased. You will generally not be entitled to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund.

TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

AMG Funds	17

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Fund for the past five fiscal years and are based on the financial information of the Fund and the Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the fiscal years ended September 30, 2013, September 30, 2012, September 30, 2011, and September 30, 2010, has been audited and reported on by the Predecessor Fund’s independent registered public accountants. The information for the fiscal year ended September 30, 2014, has been audited and reported on by PricewaterhouseCoopers LLP, the Fund’s auditor, whose report is included in the Fund’s Annual Report, which is available upon request.
AMG Managers Brandywine Advisors Mid Cap Growth Fund	For the fiscal years ended September 30,
	2014 [3]	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$8.80	$7.63	$6.82	$7.13	$6.86
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.02)	(0.03)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments[1]	0.84	1.20	0.84	(0.26)	0.29
Total from investment operations	0.79	1.18	0.81	(0.31)	0.27
Distributions to Shareholders from:
Net investment income	—	(0.01)	—	—	—
Net Asset Value, End of Year	$9.59	$8.80	$7.63	$6.82	$7.13
Total Return	8.98%	15.43%	11.88%	(4.35)%	3.94%
Ratio of total expenses to average net assets	1.12%	1.22%	1.22% [2]	1.25% [2]	1.28%
Ratio of net investment loss to average net assets	(0.54)%	(0.20)%	(0.37)%	(0.63)%	(0.30)%
Portfolio turnover	249%	235%	266%	241%	226%
Net assets at end of year (000’s omitted)	$148,847	$137,246	$119,769	$122,926	$178,780
[1]	Per share numbers have been calculated using average shares.
[2]	Interest expense is less than 0.005% of average net assets.
[3]	At the start of business October 1, 2013, Brandywine Advisors Midcap Growth Fund was re-organized into a series of AMG Funds I.

AMG Funds	19

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How To Contact Us

AMG MANAGERS BRANDYWINE ADVISORS MID CAP GROWTH FUND
INVESTMENT MANAGER AND ADMINISTRATOR
AMG Funds LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
SUBADVISOR
Friess Associates, LLC
P.O. Box 576
Jackson, Wyoming 83001
Friess Associates of Delaware, LLC
P.O. Box 4166
Greenville, Delaware 19807
DISTRIBUTOR
AMG Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854

CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria Sassine
Thomas R. Schneeweis

AMG Funds	21

AMG Funds
Prospectus
February 1, 2015

Where to find additional information
The Fund’s Statement of Additional Information (the “SAI”) contains additional information about the Fund and its investments. Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
To request free copies of these materials or to make other inquiries, please contact the Fund:
•	By telephone: 800.835.3879
•	By mail: AMG Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our website at www.amgfunds.com
Information about the Fund, including the Fund’s current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Fund’s SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Fund are also available on the EDGAR database of the SEC’s website at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2015 AMG Funds LLC
Investment Company Act Registration Number 811-06520
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P017-0215

AMG FUNDS I

AMG MANAGERS BRANDYWINE FUND: BRWIX

AMG MANAGERS BRANDYWINE BLUE FUND: BLUEX

AMG MANAGERS BRANDYWINE ADVISORS MID CAP GROWTH FUND: BWAFX

STATEMENT OF ADDITIONAL INFORMATION

DATED February 1, 2015

You can obtain a free copy of the prospectus for each of AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund (each a “Fund,” and collectively the “Funds”), dated February 1, 2015, as supplemented from time to time (each, a “Prospectus” and collectively, the “Prospectuses”), by calling AMG Funds LLC (the “Investment Manager”) at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com. The Funds’ Prospectuses provide basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds’ Prospectuses.

On October 1, 2013, AMG Managers Brandywine Fund, a series of AMG Funds I, acquired the assets of Brandywine Fund, a series of Brandywine Fund, Inc. (the “Predecessor Brandywine Fund”), AMG Managers Brandywine Blue Fund, a series of AMG Funds I, acquired the assets of Brandywine Blue Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Brandywine Blue Fund”) and AMG Managers Brandywine Advisors Mid Cap Growth Fund, a series of AMG Funds I, acquired the assets of Brandywine Advisors Midcap Growth Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Brandywine Advisors Fund,” together with the Predecessor Brandywine Fund and Predecessor Brandywine Blue Fund, each referred to as a “Predecessor Fund,” and collectively as the “Predecessor Funds”). Pursuant to these acquisitions, the Predecessor Funds were reorganized into the corresponding Funds (the “Reorganizations”) and each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund.

The Funds’ audited financial statements for the fiscal year ended September 30, 2014 and the related Notes to the Financial Statements for the Funds, as well as the Reports of Independent Registered Public Accounting Firm from the Funds’ Annual Reports for the fiscal year ended September 30, 2014, are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual and Semi-Annual Reports are available without charge, upon request, by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

i

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund (each a “Fund,” and collectively the “Funds”). Each Fund is a series of shares of beneficial interest of AMG Funds I, a Massachusetts business trust (the “Trust”), and part of the AMG Funds Family of Funds, which consists of 46 funds (the “AMG Fund Complex”). The Trust was organized on July 20, 2000.

The Funds currently do not offer multiple share classes. Effective April 28, 2014, Brandywine Advisors Midcap Growth Fund, Brandywine Fund and Brandywine Blue Fund changed their names to AMG Managers Brandywine Advisors Mid Cap Growth Fund, AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, respectively. Also effective April 28, 2014, Managers Trust I changed its name to AMG Funds I and Managers Investment Group LLC changed its name to AMG Funds LLC.

This SAI describes the financial history, management and operation of the Funds, as well as each Fund’s investment objective and policies. It should be read in conjunction with each Fund’s current prospectus, dated February 1, 2015, as supplemented from time to time (each, a “Prospectus” and collectively, the “Prospectuses”). The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

AMG Funds LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for each Fund’s overall administration. It selects and recommends, subject to the approval of the Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers (the “subadvisor” or “subadvisors”) to manage each Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these subadvisors and researches any potential new subadvisors for the Funds. Friess Associates, LLC (“Friess”) currently serves as subadvisor to the Funds and has delegated all of its investment advisory responsibilities with respect to the Funds to its affiliate, Friess Associates of Delaware, LLC (“Friess of Delaware”), and Friess of Delaware manages the day-to-day portfolio management of the Funds. Friess and Friess of Delaware are referred to collectively herein as the “Subadvisor.” See “Management of the Funds” for more information.

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by each Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Trust is an open-end management investment company, and each Fund is a diversified series of the Trust.

The table below shows the types of securities and instruments that may be purchased by the Funds to the extent such investments are permitted by applicable law. For a more complete description of the types of securities and techniques that may be utilized by the Funds, see “Investment Techniques and Associated Risks” below. The information below does not describe every type of investment, technique or risk to which each Fund may be exposed. Each Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

When the Subadvisor believes that securities other than common stocks offer opportunity for long-term capital appreciation, each Fund may invest up to 30% of its net assets in debt securities, preferred stocks, particularly those that are convertible into or carry rights to acquire common stocks, and warrants. (The Funds currently do not intend to invest more than 10% of their net assets in debt securities, preferred stocks or warrants.) Notwithstanding the foregoing, as stated in AMG Managers Brandywine Advisors Mid Cap Growth Fund’s Prospectus, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in midcap companies, which may include preferred and convertible stocks.

Investment Practices	AMG Managers Brandywine Fund	AMG Managers Brandywine Blue Fund	AMG Managers Brandywine Advisors Mid Cap Growth Fund
American Depositary Receipts	X	X	X
Borrowing	X	X	X
Cash Equivalents
Bank Obligations	X	X	X
Bankers Acceptances	X	X	X
Certificates of Deposit	X	X	X
Repurchase Agreements	X	X	X
Short-Term Corporate Debt Securities	X	X	X
Time Deposits	X	X	X
Commercial Paper and Commercial Paper Master Notes	X	X	X
Convertible Securities	X	X	X
Corporate and other Debt Securities	X	X	X
Equity Investments
Common Stock	X	X	X
Depositary Receipts	X	X	X
Initial Public Offerings	X	X	X
Preferred Stock	X	X	X
Foreign Securities	X	X	X
Illiquid Investments; Privately Placed and Certain Unregistered Securities	X	X	X
Interfund Lending	X	X	X
Investment Company Securities	X	X	X
Securities Lending	X	X	X
United States Government Obligations	X	X	X
Warrants and Rights	X	X	X

Investment Techniques and Associated Risks

1)	American Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). ADRs are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets. Positions in ADRs are not necessarily denominated in the same currency as the common stocks into which they may be converted.

Investing in ADRs presents risks not present to the same degree as investing in domestic securities even though the Funds will purchase, sell and be paid dividends on depositary receipts in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. The Funds may be required to pay foreign withholding or other taxes on certain of their depositary receipts; the Funds may not be eligible to elect or may not elect to permit investors to deduct their pro rata shares of such taxes in computing their taxable income, or to take such shares as a credit against their U.S. federal income tax. Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored depositary receipts. Additionally, there generally is less publicly available information with respect to unsponsored ADRs.

2)	Borrowing

Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. In addition, each Fund may borrow up to 33 1/3% of its total assets through an interfund lending program with other funds in the AMG Fund Complex (as further described below). The 1940 Act also permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. The Trust, on behalf of each Fund, has entered into a master interfund lending agreement that would allow each Fund to borrow, for temporary purposes only, from other funds in the AMG Fund Complex, subject to each Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the below mentioned and any other applicable exemptive order or other relief. Please see “Interfund Lending” below for more information. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a

Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

3)	Cash Equivalents

The Funds may invest in cash equivalents to the extent that such investments are consistent with the Funds’ investment objectives, policies and restrictions, as discussed in each Fund’s Prospectus. A description of the various types of cash equivalents that may be purchased by the Funds appears below.

Bank Obligations. The Funds may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security.

Repurchase agreements are subject to certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, a Fund’s ability to dispose of the collateral may be delayed or limited.

Short-Term Corporate Debt Securities. Short-term corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

4)	Commercial Paper and Commercial Paper Master Notes

Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of up to nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers. Commercial paper master notes refers to demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

5)	Convertible Securities

Each Fund may invest in convertible securities, subject to any restrictions set forth in each Fund’s Prospectus and this SAI. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

6)	Corporate and Other Debt Securities

Each Fund may invest in corporate and other debt securities, subject to any restrictions set forth in each Fund’s Prospectus and this SAI.

Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

7)	Equity Investments

Each Fund may invest in equity securities subject to any restrictions set forth in each Fund’s Prospectus and this SAI. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (“OTC”) market. More information on the various types of equity investments in which the Funds may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. A Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Initial Public Offerings (“IPOs”). Each Fund may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

8)	Foreign Securities

The Funds may invest in foreign securities, subject to any restrictions set forth in the Prospectuses and this SAI. Investment in securities of foreign entities, whether directly or indirectly in the form of ADRs or similar instruments, and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible embargoes or economic sanctions on a country, sector or issuer, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, foreign investments may be effected through structures that may be complex or obfuscatory, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of a Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

A Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which a Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, a Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries.

A Fund’s interest and dividend income from or the proceeds of the disposition of its investments in foreign issuers may be subject to non-U.S. withholding and other foreign taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, certain countries impose a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. A Fund may not be eligible to elect or may not elect to permit United States shareholders to claim a credit or deduction for U.S. federal income tax purposes to the extent of any foreign income taxes paid by a Fund. See “Certain Federal Income Tax Matters” below.

Emerging Markets. The risks of foreign investing are of greater concern in the case of investments in emerging markets. Any investments in securities in or otherwise exposed to emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. Such investments may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. There may be limited information available to investors that is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

9)	Illiquid Investments; Privately Placed and Certain Unregistered Securities

Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund’s portfolio. The price a Fund’s portfolio may pay for illiquid securities or receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis. Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price that a Fund believes represents the security’s value should the Fund wish to sell the securities. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

10)	Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Funds have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and borrow money for temporary purposes directly to and from another fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund in the AMG Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

No Fund may lend to another fund in the AMG Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

11)	Investment Company Securities

Each Fund may invest some portion of its assets in shares of other investment companies, including exchange traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objective of each Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Investment Manager and Subadvisor to the Funds will consider such fees in determining whether to invest in other investment companies. A Fund will invest only in investment companies, or classes thereof, that do not charge a sales load; however, a Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on a Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. A Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. In particular, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). A Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, a Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, each Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. A Fund will notify its shareholders prior to initiating such an arrangement.

The Funds may seek to invest in ETFs that have received an exemptive order from the SEC permitting investment by other funds in the ETFs in excess of the Limitation, provided that the Funds enter into and comply with the terms and conditions of an agreement with each ETF, and the Funds comply with the ETF’s exemptive order.

ETFs that are linked to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of investments underlying the applicable index and will incur certain expenses not incurred by their applicable index. Certain investments comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.

The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.

12)	Securities Lending

Each Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. A Fund may lend its investment securities so long as (i) the loan is secured by collateral having a market value at all times not less than 102% (105% in the case of certain foreign securities) of the value of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled on a reasonable efforts basis and the securities voted by the Fund. The Bank of New York Mellon serves as the Funds’ securities lending agent.

13)	United States Government Obligations

Each Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

Each Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, a Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities in which a Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

14)	Warrants and Rights

Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant or right is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant or right.

ADDITIONAL INVESTMENT POLICIES

Diversification Requirements for the Funds

Each of the Funds intends to meet the diversification requirements of the 1940 Act as in effect from time to time. Currently under the 1940 Act, a “diversified” fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. A fund that is non-diversified can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

Industry Concentration

The 1940 Act requires the Funds to state the extent, if any, to which they concentrate investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. If a fund’s policy is not to concentrate, it may not invest more than 25% of its assets in an industry or group of industries.

Unless otherwise provided, for purposes of determining whether a Fund’s investments are concentrated in a particular industry or group of industries, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by S&P and Morgan Stanley Capital International.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Funds. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund:

(1) May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(2) May borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(3) May lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(4) May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(5) May purchase and sell commodities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(6) May purchase and sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(7) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

(8) May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, and the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, and under regulatory guidance or interpretations of such Act, rules or regulations.

Any restriction on investments or use of assets, including, but not limited to, percentage and rating restrictions, set forth in this SAI or the Funds’ Prospectuses shall be measured only at the time of investment, and any subsequent change, whether in the value, percentage held, rating or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Funds.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Funds) and their service providers (including the Investment Manager) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Investment Manager, the Subadvisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Funds may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Investment Manager has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Funds rely on third-party service providers for many of their day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Funds from cyber-attack. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Portfolio Turnover

Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, each Fund may sell securities without regard to the length of time that the security is held in the portfolio when the Fund believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. A higher degree of portfolio activity may increase brokerage costs to a Fund and may increase shareholders’ tax liability.

The portfolio turnover rates for the Funds and the Predecessor Funds for the fiscal years ended September 30, 2013 and September 30, 2014 are as follows:

AMG Managers Brandywine Fund

Period Ended	Portfolio Turnover Rate
September 30, 2013	214%
September 30, 2014	219%

AMG Managers Brandywine Blue Fund

Period Ended	Portfolio Turnover Rate
September 30, 2013	202%
September 30, 2014	182%

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Period Ended	Portfolio Turnover Rate
September 30, 2013	235%
September 30, 2014	249%

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Funds’ portfolio holdings to third parties, other than disclosures that are consistent with the best interests of shareholders of the Funds. Each Fund will disclose its portfolio holdings, including characteristics for securities held in the Fund based on the entire portfolio (or a portion thereof), on a monthly basis on or about the 10th business day of the following month by posting this information on the Funds’ website. The Chief Compliance Officer of the Funds may designate an earlier or later date for public disclosure of a Fund’s portfolio holdings. In addition, each Fund (i) will disclose the top 10 portfolio holdings and related information on or about 10 business days after each calendar quarter-end, and (ii) may disclose aggregated information about such Fund’s portfolio, including, but not limited to, valuation measures and risk measures, on or about 12 business days after each calendar quarter-end, in each case by posting the information on the Fund’s Website. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Funds that the disclosures are in the best interests of shareholders of the Funds and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Funds), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Funds will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of shareholders of the Funds in connection with these disclosures.

The Trust has arrangements with the persons indicated below to make available information about a Fund’s portfolio securities. The Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in connection with the release of information relating to a Fund’s portfolio holdings.

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor (Friess and Friess of Delaware); the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York Mellon); financial printer (R.R. Donnelley); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printer on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with Fund operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Inc., Morningstar Inc., Interactive Data Corporation, FactSet, Bloomberg, Wilshire Associates and Vestar Capital Partners. The Funds may disclose non-public current portfolio holdings information to Interactive Data Corporation on a daily basis for valuation purposes, to FactSet and Bloomberg on a daily basis for portfolio holdings analysis, to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis, and to Vestar Capital Partners on a monthly basis for proxy voting purposes. The Funds also provide current portfolio holdings information to Lipper, Inc., Morningstar, Inc. and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s organizational documents and the Board’s policy that a Trustee retire at the end of the calendar year in which the Trustee reaches the age of 75. The Chairman of the Board, the President, the Treasurer and the Secretary and such other officers as the Trustees may in their discretion from time to time elect each hold office until his or her successor is elected and qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Each officer holds office at the pleasure of the Trustees.

Independent Trustees.

The Trustees in the following table are not interested persons of the Trust within the meaning of the 1940 Act (“Independent Trustees”). William E. Chapman serves as the Independent Chairman of the Board of Trustees.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Bruce B. Bingham DOB: 12/1/48	Trustee since 2012	Partner, Hamilton Partners (real estate development firm) (1987-Present)	44	Director of The Yacktman Funds, Inc. (2 portfolios); Trustee of Aston Funds (27 portfolios)	Significant experience as a board member of mutual funds; business experience as a partner of a real estate development and investment firm; familiar with financial statements.

William E. Chapman, II DOB: 9/23/41	Trustee since 2000; Independent Chairman; Chairman of the Governance Committee	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Trustee Emeritus of Bowdoin College (2013-Present); Trustee of Bowdoin College (2002-2013); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-2009)	44	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios)	Significant experience as a board member of mutual funds; significant executive experience with several financial services firms; continuing service as Independent Chairman of the Board and Chairman of the Trust’s Governance Committee.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Edward J. Kaier DOB: 9/23/45	Trustee since 2000; Chairman of the Audit Committee	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	44	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios)	Significant experience as a board member of mutual funds; practicing attorney; continuing service as Chairman of the Trust’s Audit Committee.

Kurt Keilhacker DOB: 10/5/63	Trustee since 2013	Managing Member, TechFund Europe (2000-Present); Managing Member, TechFund Capital (1997-Present); Trustee, Gordon College (2001-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Clapham Partners I, LLC (2013-Present)	46	Trustee of Aston Funds (27 portfolios)	Significant board experience, including as a board member of private companies; significant experience as a managing member of private companies; significant experience in the venture capital industry; significant experience as co-founder of a number of technology companies.

Steven J. Paggioli DOB: 4/3/50	Trustee since 2000	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	44	Trustee, Professionally Managed Portfolios (43 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008-Present); Trustee of Aston Funds (27 portfolios)	Significant board experience, including as a board member of mutual funds; significant executive experience with several financial services firms; former service with financial service regulator; Audit Committee financial expert.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Richard F. Powers III DOB: 2/2/46	Trustee since 2013	Adjunct Professor, Boston College (2011-Present); President and CEO of Van Kampen Investments Inc. (1998-2003)	44	Trustee of Aston Funds (27 portfolios)	Significant experience as a director of a public company; significant executive experience with several financial services firms; significant experience as President and Chief Executive Officer of a mutual fund complex.

Eric Rakowski DOB: 6/5/58	Trustee since 2000	Professor, University of California at Berkeley School of Law (1990-Present)	46	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios)	Significant experience as a board member of mutual funds; former practicing attorney; currently professor of law.

Victoria Sassine DOB: 8/11/65	Trustee since 2013	Lecturer, Babson College (2007 – Present)	46	Trustee of Aston Funds (27 portfolios)	Currently professor of finance; significant business and finance experience in strategic financial and operation management positions in a variety of industries; accounting experience in a global accounting firm; experience as a board member of various organizations; Certified Public Accountant (inactive).

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2000	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Management, LLC (2007-Present); President, TRS Associates (1982-Present); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013); Partner, White Bear Partners, LLC (2007-2010); Partner, Northampton Capital Management, LLC (2004-2010)	44	Trustee of Aston Funds (27 portfolios)	Significant experience as a board member of mutual funds; formerly professor of finance; significant executive experience with several investment partnerships.

Interested Trustee

Ms. Carsman is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Christine C. Carsman DOB: 4/2/52	Trustee since 2011	Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	46	Trustee of Aston Funds (27 portfolios)	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as an officer of the Trust, including as Chief Legal Officer.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications, attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with the Investment Manager, and also may benefit from information provided by the Trust’s and the Investment Manager’s legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts, including the Funds’ independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Jeffrey T. Cerutti DOB: 2/7/68	President and Principal Executive Officer since 2014	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); President, VP Distributors (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010)

Keitha L. Kinne DOB: 5/16/58	Chief Operating Officer since 2007	Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006)

Lewis Collins DOB: 2/22/66	Secretary since 2011; Chief Legal Officer since 2011	Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2011-Present); Senior Vice President and Senior Counsel, Affiliated Managers Group, Inc. (2010-Present); Vice President and Senior Counsel, Affiliated Managers Group, Inc. (2006-2010); Senior Counsel, Affiliated Managers Group, Inc. (2002-2006); Attorney, Ropes & Gray LLP (1998-2002)

Donald S. Rumery DOB: 5/29/58	Principal Financial Officer since 2008; Chief Financial Officer since 2007; Treasurer since 2000	Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2008-Present); Senior Vice President, AMG Funds LLC (2005-Present); Treasurer, AMG Funds III (1995-Present); Treasurer, AMG Funds (1999-Present); Treasurer, AMG Funds I, and AMG Funds II (2000-Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000-2012); Vice President, AMG Funds LLC (1994-2004)

John C. Ball DOB: 1/9/76	Assistant Treasurer since 2014	Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Assistant Treasurer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010)

John J. Ferencz DOB: 3/9/62	Chief Compliance Officer since 2010	Chief Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2010-Present); Vice President, Legal and Compliance, AMG Funds LLC (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010)

Michael S. Ponder DOB: 9/12/73	Assistant Secretary since 2011	Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2011-Present); Senior Vice President and Counsel, AMG Funds LLC (2011-Present); Attorney, DeNovo Legal (2009-2010); Vice President, Credit Suisse (2007-2009); Associate, Willkie Farr & Gallagher LLP (2006-2007)

Patrick J. Spellman DOB: 3/15/74	Anti-Money Laundering Compliance Officer since 2014	Senior Vice President, Chief Compliance Officer, Legal and Compliance, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011)

Trustee Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2014	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies* Beneficially Owned as of December 31, 2014
Independent Trustees: Bruce B. Bingham William E. Chapman, II Edward J. Kaier Kurt Keilhacker Steven J. Paggioli Richard F. Powers III Eric Rakowski Victoria Sassine Thomas R. Schneeweis	None $10,001-$50,000 None None None None None None None	Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000 None Over $100,000 None $50,001-$100,000

Interested Trustee: Christine C. Carsman	None	Over $100,000

*	The Family of Investment Companies consists of the funds in the AMG Funds Family of Funds.

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of AMG Funds I (the “Board”) and the Board’s oversight of the Funds’ risk management process. The Board consists of ten Trustees, nine of whom are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below), each comprised of all of the Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Funds’ risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Funds and the Funds’ Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Funds’ Chief Compliance Officer, at which no members of management are present. In a separate executive session of the Independent Trustees and the Independent Trustees’ independent legal counsel, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

AMG Funds I has retained AMG Funds LLC as the Funds’ investment advisor and administrator. The Investment Manager is responsible for the Funds’ overall administration and operations, including management of the risks that arise from the Funds’ investments and operations. Employees of the Investment Manager serve as several of the Funds’ officers, including the Funds’ President. The Board provides oversight of the services provided by the Investment Manager and the Funds’ officers, including their risk management activities. On an annual basis, the Funds’ Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review that is provided to the Board for review and discussion. The assessment includes a broad-based review of the risks inherent to the Funds, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board receives periodic reports from the Funds’ Chief Legal Officer on the Investment Manager’s risk management activities. The Board also receives periodic reports from the Funds’ Chief Compliance Officer regarding the compliance of the Funds with federal and state securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board receives periodic reports from the portfolio managers of the Funds’ subadvisors and the Investment Manager’s investment research team regarding the management of the Funds, including their investment risks. The Board also receives periodic reports from the Funds’ Chief Financial Officer, Chief Operating Officer, and other senior personnel of the Investment Manager regarding the Investment Manager’s general business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Edward J. Kaier serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audits of the Funds, and pre-approves the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon the registered public accounting firm’s status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues of which the Audit Committee is aware that may affect the Trust, the Trust’s financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit Committee or his designee also may carry out the duties of the Board’s pricing oversight committee from time to time. The Audit Committee met two times during the fiscal year ended September 30, 2014.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. William E. Chapman serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board, including responsibility to make recommendations with respect to the following matters: (i) individuals to be appointed or nominated for election as Independent Trustees; (ii) the designation and responsibilities of the chairperson of the Board (who shall be an Independent Trustee) and Board committees, such other officers of the Board, if any, as the Governance Committee deems appropriate, and officers of the Funds; (iii) the compensation to be paid to Independent Trustees; and (iv) other matters the Governance Committee deems necessary or appropriate. The Governance Committee is also empowered to: (i) set any desired standards or qualifications for service as a Trustee; (ii) conduct self-evaluations of the performance of the Trustees and help facilitate the Board’s evaluation of the performance of the Board at least annually; (iii) oversee the selection of independent legal counsel to the Independent Trustees and review reports from independent legal counsel regarding potential conflicts of interest; and (iv) consider and evaluate any other matter the Governance Committee deems necessary or appropriate. It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Funds) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Funds, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met two times during the fiscal year ended September 30, 2014.

Trustees’ Compensation

For their services as Trustees of the Trust and other funds within the AMG Fund Complex for the fiscal year ended September 30, 2014, the Trustees were compensated as follows:

Compensation Table:

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Bruce B. Bingham	$5,379	$160,250
William E. Chapman II (c)	$6,470	$192,750
Edward J. Kaier (d)	$5,839	$174,000
Kurt Keilhacker	$5,614	$167,250
Steven J. Paggioli	$5,379	$160,250
Richard F. Powers III	$5,379	$160,250
Eric Rakowski	$5,664	$168,750
Victoria Sassine	$5,404	$161,000
Thomas R. Schneeweis	$5,379	$160,250
Interested Trustee:
Christine C. Carsman	None	None

(a)	Compensation is calculated for the fiscal year ended September 30, 2014. The Trust does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-month period ended September 30, 2014 for services as a Trustee of the AMG Fund Complex. As of September 30, 2014, each of Messrs. Bingham, Chapman, Kaier, Paggioli, Powers and Schneeweis served as a trustee to 43 funds in the AMG Fund Complex and each of Messrs. Keilhacker and Rakowski and Mses. Sassine and Carsman served as a trustee or director to 45 funds in the AMG Fund Complex.
(c)	Mr. Chapman received an additional $35,000 annually for serving as the Independent Chairman, which is reflected in the chart above.
(d)	Mr. Kaier received an additional $15,000 annually for serving as the Audit Committee Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Except for AMG Managers Brandywine Advisors Mid Cap Growth Fund, the Trust did not know of any person or entity who, as of January 14, 2015, “controlled” (within the meaning of the 1940 Act) the Funds. For AMG Managers Brandywine Advisors Mid Cap Growth Fund, Foster S. Friess & Lynnette E. Friess, as of January 14, 2015, beneficially owned 25% or more of the outstanding shares of the Fund and may be deemed to “control” the Fund under the 1940 Act.

A person or entity that “controls” a Fund could have effective voting control over the Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Principal Holders

As of January 14, 2015, the following persons and/or entities owned beneficially or of record 5% or more of the outstanding shares of each of the Funds.

Name and Address	Percent Owned
AMG Managers Brandywine Fund
National Financial Services LLC	7.74%
For the Exclusive Benefit of our Customers
Attn: Mutual Funds Department, 4th Floor
499 Washington Boulevard
Jersey City, New Jersey 07310-2010
Charles Schwab & Co. Inc.	6.21%
Reinvest Account
Attn: Mutual Funds Dept.
211 Main St.
San Francisco, California 94105-1905

AMG Managers Brandywine Blue Fund
Charles Schwab & Co. Inc.	12.39%
Special Custody Account
For the Exclusive Benefit of Customers
Attn: Mutual Funds
211 Main St.
San Francisco, California 94105-1905
National Financial Services LLC	12.03%
For the Exclusive Benefit of our Customers
Attn: Mutual Funds Department, 4th Floor
499 Washington Boulevard
Jersey City, New Jersey 07310-2010
Morgan Stanley & Co.	6.24%
Harborside Financial Center Plaza II, 3rd Floor
Jersey City, New Jersey 07311
Pershing LLC	6.09%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002
First Clearing LLC	5.00%
Customer
2801 Market Street
St. Louis, Missouri 63103
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Foster S. Friess & Lynnette E. Friess Ten Ent	97.24%
PO Box 9790
Jackson, Wyoming 83002-9790

As of January 14, 2015, the Trust did not know of any person who beneficially owned 5% or more of the outstanding shares of AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund. As of January 14, 2015, the Trust did not know of any person in addition to Foster S. Friess & Lynnette E. Friess who beneficially owned 5% or more of the outstanding shares of AMG Managers Brandywine Advisors Midcap Growth Fund.

Management Ownership

As of December 31, 2014, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each of the Funds.

MANAGEMENT OF THE FUNDS

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. AMG Funds LLC serves as investment manager to the Funds. The Investment Manager also serves as administrator of each Fund and carries out the daily administration of the Trust and each Fund. The Investment Manager’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Investment Manager is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the distributor to the Funds. The Distributor’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

The assets of each Fund are managed by a subadvisor selected by the Investment Manager, subject to the review and approval of the Trustees. Friess and Friess of Delaware were selected by the Investment Manager to serve as subadvisor of each Fund, subject to the review and approval of the Board of Trustees. As of September 30, 2014, Friess and Friess of Delaware had approximately $1,266 billion in assets under management on a combined basis. Friess’ address is P.O. Box 576, Jackson, Wyoming 83001 and Friess of Delaware’s address is P.O. Box 4166, Greenville, Delaware 19807. Each of Friess and Friess of Delaware is majority owned by its management personnel. As mentioned above, Friess and Friess of Delaware are referred to collectively herein as the “Subadvisor.”

The SEC has given the Trust an exemptive order permitting the Investment Manager, on behalf of the Funds, to hire new unaffiliated subadvisors for the Funds without prior shareholder approval, but subject to shareholder notification within 90 days of the hiring of such a subadvisor. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating subadvisors for individuals and institutional investors. The Investment Manager recommends subadvisors for the Funds to the Trustees based upon continuing quantitative and qualitative evaluation of each subadvisor’s skills in managing assets subject to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a subadvisor, and the Investment Manager does not expect to make frequent changes of subadvisors.

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses all of the investment management fee it receives from each Fund to pay the advisory fees of Friess, and Friess, in turn, pays Friess of Delaware out of the advisory fee it receives from the Investment Manager.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Funds’ investment objectives, policies and restrictions. Generally, the services that the Subadvisor provides to the Funds are limited to asset management and related record keeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Funds or the Investment Manager and its affiliates.

Investment Management, Subadvisory and Sub-Subadvisory Agreements

The Investment Manager serves as investment manager to the Funds under the Investment Management Agreement (the “Management Agreement”). The Management Agreement permits the Investment Manager to engage, from time to time, one or more subadvisors to assist in the performance of its services. Pursuant to the Management Agreement, the Investment Manager has entered into Subadvisory Agreements with Friess (the “Subadvisory Agreements”) and Sub-Subadvisory Agreements with Friess and Friess of Delaware (the “Sub-Subadvisory Agreements”) with respect to the Funds. Friess, pursuant to the Subadvisory Agreements, has delegated all of its investment advisory responsibilities with respect to the Funds to Friess of Delaware, and Friess of Delaware manages the day-to-day portfolio management of the Funds. The Subadvisory Agreements and the Sub-Subadvisory Agreements are referred to collectively herein as the “Friess Agreements.”

The Management Agreement and the Friess Agreements provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

The Management Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) or by the Investment Manager, in each case upon 60 days’ written notice to the other party. Each Friess Agreement may be terminated, at anytime without penalty, by the Investment Manager upon notice to the Trust, Friess and (in the case of the Sub-Subadvisory Agreement) Friess of Delaware, by the Trust or by vote of a majority of the outstanding voting securities of the applicable Fund (as defined in the 1940 Act) on notice to Friess, or by Friess or (in the case of the Sub-Subadvisory Agreement) by Friess of Delaware upon 30 days’ written notice to the Investment Manager and the Trust. The Management Agreement and the Friess Agreements terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder. The Sub-Subadvisory Agreement will also terminate automatically in the event of the termination of the Subadvisory Agreement.

The Management Agreement provides that the Investment Manager is specifically responsible for the following advisory and/or administrative services:

•	developing and furnishing continuously an investment program and strategy for each Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of each Fund;

•	determining (subject to the overall supervision and review of the Board) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Funds;

•	furnishing to the Trust necessary assistance in the preparation of all reports now or hereafter required by federal or other laws, and the preparation of prospectuses, registration statements and amendments thereto that may be required by federal or other laws or by the rules or regulations of any duly authorized commission or administrative body;

•	furnishing to the Trust office space in the offices of the Investment Manager, or in such other place or places as may be agreed upon from time to time, and all necessary office facilities, simple business equipment, supplies, utilities and telephone service; and

•	furnishing to the Trust all executive and administrative personnel necessary for managing the affairs of the Trust, including personnel to perform clerical, bookkeeping, accounting and other office functions.

Under the Friess Agreements, the Subadvisor manages all or a portion of a Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objective, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trustees and, in the case of the Sub-Subadvisory Agreements, Friess. The provision of investment advisory services by the Subadvisor to the Funds will not be exclusive under the terms of the Friess Agreements, and the Subadvisor will be free to and expects to render investment advisory services to others.

In performing the functions set forth above and supervising the Subadvisor, the Investment Manager:

•	performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund;

•	prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request;

•	reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board;

•	reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board;

•	performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor;

•	assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Friess Agreement with the Subadvisor and annual consideration of each Friess Agreement thereafter;

•	prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board;

•	identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board;

•	designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and

•	performs such other review and reporting functions as the Board shall reasonably request consistent with the Management Agreement and applicable law.

The Funds pay all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Funds’ Custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust’s Independent Trustees, 12b-1 fees, if any, all brokerage commissions, transfer taxes and transaction taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of a Fund’s shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Friess Agreements require the Subadvisor to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, they do not obligate the Subadvisor to acquire for the Funds a position in any investment that any of the Subadvisor’s other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Subadvisor makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and other clients of the Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by a Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

The Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to a Fund or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Management Agreement relates. The Friess Agreements provide that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the applicable Friess Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the applicable Friess Agreement. The Subadvisory Agreements also provide that the appointment of any sub-subadvisor does not relieve Friess of any liability under the Subadvisory Agreement and Friess is liable for the acts and omissions of any sub-subadvisor as if such acts and omissions were those of Friess.

The Trust has obtained from the SEC an exemptive order which permits the Investment Manager, subject to certain conditions and oversight by the Board of Trustees, to enter into subadvisory agreements with unaffiliated subadvisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90 day notification requirement discussed below) and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire new unaffiliated subadvisors for the Funds, change the terms of a subadvisory agreement for an unaffiliated subadvisor, or continue the employment of an unaffiliated subadvisor after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated subadvisor. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. Affiliated subadvisors selected by the Investment Manager are subject to shareholder approval.

Compensation of the Investment Manager and the Subadvisor

As compensation for the investment management services rendered and related expenses under the Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee equal to 1.00% of the value of the net assets of the Fund. The amount of management fee is computed daily and may be paid monthly.

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreements, the Investment Manager has agreed to pay Friess all of the investment management fee (net of all mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that Friess manages. The fee paid to Friess is paid out of the fee the Investment Manager receives from each Fund and does not increase a Fund’s expenses. In addition, as compensation for the investment management services rendered and related expenses under the Sub-Subadvisory Agreements, Friess has agreed to pay Friess of Delaware a fee equal to 110% of the monthly expenses Friess of Delaware incurs in managing the portfolio. The fee paid to Friess of Delaware is paid out of the fee Friess receives from the Investment Manager and does not increase a Fund’s expenses.

Investment Management Fees Paid by the Funds. Investment management fees paid to the Investment Manager by the Funds for advisory services for the fiscal year ended September 30, 2014 are as follows. Management fees waived and/or reimbursed are described below under “Expense Limitations.”

Fund	Total	Waived/Reimbursed	Net
AMG Managers Brandywine Fund
Fiscal Year Ended September 30, 2014	$8,201,360	$0	$8,201,360
AMG Managers Brandywine Blue Fund
Fiscal Year Ended September 30, 2014	$2,479,614	$0	$2,479,614
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Fiscal Year Ended September 30, 2014	$1,485,193	$0	$1,485,193

Subadvisory Fees Paid by the Investment Manager. Fees paid by the Investment Manager to Friess for subadvisory services for the fiscal year ended September 30, 2014 are as follows:

AMG Managers Brandywine Fund
Fiscal Year Ended September 30, 2014	$8,201,360
AMG Managers Brandywine Blue Fund
Fiscal Year Ended September 30, 2014	$2,479,614
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Fiscal Year Ended September 30, 2014	$1,485,193

Predecessor Fund Advisory Agreements. Pursuant to investment advisory agreements (the “Predecessor Fund Advisory Agreements”) (which were terminated on or about October 1, 2013) between Friess and Brandywine Fund, Inc., with respect to the Predecessor Brandywine Fund, and Friess and Brandywine Blue Fund, Inc., with respect to the Predecessor Brandywine Blue Fund and the Predecessor Brandywine Advisors Fund, as compensation for providing continuous investment advisory services to the Predecessor Funds, each Predecessor Fund paid Friess a monthly fee at the annual rate of 1.00% on average daily net assets. Friess had undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceeded 2.00%, 2.00% and 1.95% of the average net assets of the Predecessor Brandywine Fund, the Predecessor Brandywine Blue Fund and the Predecessor Brandywine Advisors Fund, respectively for such year, as determined by valuations made as of the close of each business day of the year. Friess’s undertaking to reimburse such expenses was voluntary with respect to the Predecessor Brandywine Fund and the Predecessor Brandywine Blue Fund, and contractual with respect to the Predecessor Brandywine Advisors Fund. Pursuant to the Predecessor Fund Advisory Agreements, the Predecessor Funds paid the following advisory fees to Friess for the fiscal years ended September 30, 2012 and September 30, 2013:

Predecessor Brandywine Fund
Fiscal Year Ended September 30, 2013	$8,686,369
Fiscal Year Ended September 30, 2012	$12,270,565
Predecessor Brandywine Blue Fund
Fiscal Year Ended September 30, 2013	$4,310,914
Fiscal Year Ended September 30, 2012	$11,689,825
Predecessor Brandywine Advisors Fund
Fiscal Year Ended September 30, 2013	$1,251,389
Fiscal Year Ended September 30, 2012	$1,277,510

Friess was not required to reimburse the Predecessor Brandywine Fund, the Predecessor Brandywine Blue Fund, or the Predecessor Brandywine Advisors Fund for excess expenses for the fiscal years ended September 30, 2013 or September 30, 2012.

Expense Limitations

From time to time, the Investment Manager may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and certain other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to a Fund, or attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any contractual expense limitations in effect at the date of this SAI is reflected in the tables below and, if applicable, in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of each Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses (exclusive of the items noted in the Fund’s Prospectus) to exceed its contractual expense limitation amount. In addition, the Investment Manager may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective. All fees waived and/or expenses reimbursed to the Funds for the fiscal year ended September 30, 2014 are as follows:

AMG Managers Brandywine Fund
Fiscal Year Ended September 30, 2014	$0

AMG Managers Brandywine Blue Fund
Fiscal Year Ended September 30, 2014	$0

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Fiscal Year Ended September 30, 2014	$0

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an Administration and Shareholder Servicing Agreement between the Trust and the Investment Manager. For more information about the Administration and Shareholder Servicing Agreement, see “Administrative Services; Distribution Arrangements” below.

Portfolio Manager of the Funds (information as of September 30, 2014)

Friess of Delaware supervises the investment portfolio of the Funds, directing the purchase and sale of investment securities in the day-to-day management of the Funds. Scott W. Gates manages each Fund’s portfolio as the portfolio manager primarily responsible for the day-to-day management of each Fund.

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: Scott W. Gates

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	2	$35.6	None	$0
Other Accounts	5	$9.8	None	$0

Potential Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the Subadvisor. The Subadvisors’ allocation methodology is designed to fairly allocate investment ideas among all eligible client portfolios. Criteria used to determine eligible portfolios include: cash availability; client mandated restrictions; and overall client portfolio composition. Generally, trade orders are allocated on a pro-rata basis across all eligible portfolios. Occasionally, circumstances may exist that require discretion to fill orders for specific portfolios before others, such as: significant cash requirements and liquidity constraints preventing all portfolios’ participation. Portfolios with a concentrated mandate (limited number of positions), will likely experience a larger percentage of each position relative to its assets versus other client portfolios. Further, the Funds will not necessarily participate in all trade allocations, and may trade independently of other client portfolios.

Portfolio Manager Compensation

The portfolio manager’s compensation from the Subadvisor includes a fixed salary, discretionary bonus and profit participation received as a result of equity ownership in the Subadvisor. Salary is set by reference to industry standards. The discretionary bonus is based on the growth of client assets managed by the Subadvisor and its resulting revenue. No portion of the salary or discretionary bonus is based directly on the Funds’ assets under management or investment performance.

Portfolio Manager’s Ownership of Fund Shares

AMG Managers Brandywine Fund

Mr. Gates             $100,001 to $500,000

AMG Managers Brandywine Blue Fund

Mr. Gates             $100,001 to $500,000

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Mr. Gates             $100,001 to $500,000

Proxy Voting Policy

Proxies for a Fund’s portfolio securities are voted in accordance with the Subadvisor’s proxy voting policies and procedures, which are set forth in Appendix B to this SAI, except that for a proxy with respect to shares of (i) an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors; and (ii) an ETF held by a Fund, in connection with an SEC exemptive order on which the Fund relies with respect to the ETF, the Investment Manager may vote the proxy in the same proportion as the vote of all other holders of shares of the ETF.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30 is available: (i) without charge, upon request, by calling 1-(800) 835-3879; and (ii) on the SEC’s Website at http://www.sec.gov.

Codes of Ethics

The Trust, the Investment Manager, the Distributor, Friess and Friess of Delaware have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administrative Services; Distribution Arrangements

Under an Administration and Shareholder Servicing Agreement (the “Fund Administration Agreement”) between the Trust and the Investment Manager, the Investment Manager also serves as Administrator (the “Fund Administrator”) of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for each Fund. For these services, each Fund is required to pay the Fund Administrator an annual administrative fee of 0.03% of the average daily net assets of the Fund for the first $300,000,000 of assets under management, 0.025% for the next $200,000,000, and 0.02% on amounts in excess of $500,000,000, in each case subject to a $40,000 annual minimum per Fund. The Fund Administration Agreement generally may be terminated by the Fund Administrator upon at least 120 days’ prior written notice to the Trust, and by the Trust upon at least 30 days’ prior written notice to the Fund Administrator.

Fees paid under the Fund Administration Agreement by the Funds to the Fund Administrator for administrative services for the fiscal year ended September 30, 2014 are as follows:

AMG Managers Brandywine Fund
Fiscal Year Ended September 30, 2014	$206,712
AMG Managers Brandywine Blue Fund
Fiscal Year Ended September 30, 2014	$77,073
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Fiscal Year Ended September 30, 2014	$47,241

Pursuant to an administration agreement and an accounting agreement (the “Predecessor Fund Administration Agreements”) (which were terminated on or about October 1, 2013), as compensation for providing certain administrative and accounting services to the Predecessor Funds, U.S. Bancorp Fund Services, LLC (“USBFS”) received from the Predecessor Funds a single fee based on the aggregate current average daily net assets of those Funds, subject to a $40,000 per Fund annual minimum. USBFS was also entitled to reimbursement for certain out-of-pocket expenses pursuant to the Predecessor Fund Administration Agreements.

Pursuant to the Predecessor Fund Administration Agreements, the Predecessor Funds paid the following amount for administrative and accounting services for the fiscal years ended September 30, 2012 and September 30, 2013.

Predecessor Brandywine Fund
Fiscal Year Ended September 30, 2013	$98,271
Fiscal Year Ended September 30, 2012	$148,452
Predecessor Brandywine Blue Fund
Fiscal Year Ended September 30, 2013	$47,410
Fiscal Year Ended September 30, 2012	$117,776
Predecessor Brandywine Advisors Fund
Fiscal Year Ended September 30, 2013	$47,833
Fiscal Year Ended September 30, 2012	$41,333

Pursuant to an interim accounting agreement (the “Interim Accounting Agreement”) (which was terminated on or about November 23, 2013), as compensation for providing certain accounting services to the Funds, USBFS received from the Funds a fee based on the aggregate current average daily net assets of the Funds, subject to a $40,000 per Fund annual minimum. USBFS was also entitled to reimbursement for certain out-of-pocket expenses pursuant to the Interim Accounting Agreement. Pursuant to the Interim Accounting Agreement, the Funds paid the following amount for accounting services for the period from October 1, 2013 through November 23, 2013.

AMG Managers Brandywine Fund
Period from October 1, 2013 through November 23, 2013	$16,580
AMG Managers Brandywine Blue Fund
Period from October 1, 2013 through November 23, 2013	$5,543
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Period from October 1, 2013 through November 23, 2013	$2,822

Distribution Arrangements

Under a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of each Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed upon between the Distributor and the Investment Manager from time to time. The Distributor is not obligated to sell any specific amount of shares of the Funds.

The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Management Agreement. The Distribution Agreement continues in effect for two years from the date of its execution and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not “interested persons” of the Trust or the Distributor (as that term is defined in the 1940 Act).

For sales of Fund shares, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below and possibly supplemented by payments by the Distributor or its affiliates out of their own assets, or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, only by the Distributor or its affiliates out of their own assets.

The Distributor’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Rule 12b-1 Distribution and Service Plan – AMG Managers Brandywine Advisors Mid Cap Growth Fund only. The Trust has adopted a distribution and service plan with respect to AMG Managers Brandywine Advisors Mid Cap Growth Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. All shares of the Funds are sold without a front end or contingent deferred sales load and shares of AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund are not subject to the expenses of any Rule 12b-1 distribution and service plan.

Pursuant to the Plan, AMG Managers Brandywine Advisors Mid Cap Growth Fund may reimburse the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Fund shareholders. The Plan authorizes payments to the Distributor of up to 0.25% annually of AMG Managers Brandywine Advisors Mid Cap Growth Fund’s average daily net assets. Payments made pursuant to the Plan by AMG Managers Brandywine Advisors Mid Cap Growth Fund may only be used to pay distribution expenses incurred in the current year.

The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by AMG Managers Brandywine Advisors Mid Cap Growth Fund under the Plan for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plan, the Distributor provides to AMG Managers Brandywine Advisors Mid Cap Growth Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of payments under the Plan in considering the continued appropriateness of the Plan.

Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described therein. The Plan may not be amended to increase materially the amount to be spent under the Plan without approval of the shareholders of the affected Fund, and material amendments to the Plan must also be approved by the Trustees in a manner described therein. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operations of the Plan or any related agreement with any distributor, or by a vote of a majority of the outstanding voting securities of the applicable Fund (as that term is defined in the 1940 Act).

For the fiscal year ended September 30, 2014, AMG Managers Brandywine Advisors Mid Cap Growth Fund paid $7,582 under the Plan.

Custodian

The Bank of New York Mellon, a subsidiary of the Bank of New York Mellon Corporation (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769 (the “Transfer Agent”), is the transfer agent and the dividend disbursing agent for the Funds and also serves as the sub-transfer agent for the ManagersChoice® asset allocation program.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each Fund, assists in the preparation and/or review of each Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Friess Agreements provide that the Subadvisor places all orders for the purchase and sale of securities that are held in a Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek to obtain best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. Each Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services. Brokerage commissions may be used for the general benefit of all other clients of the Subadvisor where legally and contractually permissible.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to a Fund except portfolio investment management and related record-keeping services. The Investment Manager may request that the Subadvisor employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

For the fiscal years ended September 30, 2012 and September 30, 2013, the Predecessor Funds paid the following brokerage fees:

Predecessor Brandywine Fund	Commissions Paid
Fiscal Year Ended September 30, 2013	$3,936,705
Fiscal Year Ended September 30, 2012	$6,393,874

Predecessor Brandywine Blue Fund	Commissions Paid
Fiscal Year Ended September 30, 2013	$1,443,361
Fiscal Year Ended September 30, 2012	$4,728,842

Predecessor Brandywine Advisors Fund	Commissions Paid
Fiscal Year Ended September 30, 2013	$520,699
Fiscal Year Ended September 30, 2012	$649,014

For the fiscal year ended September 30, 2014, the Funds paid the following brokerage fees:

AMG Managers Brandywine Fund	Commissions Paid
Fiscal Year Ended September 30, 2014	$3,124,633

AMG Managers Brandywine Blue Fund	Commissions Paid
Fiscal Year Ended September 30, 2014	$558,035

AMG Managers Brandywine Advisors Mid Cap Growth Fund	Commissions Paid
Fiscal Year Ended September 30, 2014	$620,235

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Funds may be directed by the Funds to pay expenses of the Funds. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Funds and not to expenses of the Investment Manager or the Subadvisor.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Funds or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in the current Prospectuses. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell a Fund’s shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager, the Subadvisor and/or the Distributor out of their legitimate profits in exchange for selling shares or for record keeping or other shareholder related services.

Purchase orders received by the Trust before 4:00 p.m. New York time at the address listed in the current Prospectuses on any day that the New York Stock Exchange (“NYSE”) is open for business will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Investment Manager, will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectuses will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar-day period, such shareholder may exchange such shares into any series of the Trust, AMG Funds, AMG Funds II or AMG Funds III, subject to applicable restrictions such as minimum investment amounts. The 15 calendar-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Funds and the Distributor reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any day that the NYSE is open for business will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to a Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectuses will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders.

The Trust reserves the right to redeem a shareholder account if its value (i) falls below $500 due to redemptions the shareholder makes, or (ii) is below $100, but, in each case, not until after the Fund gives the shareholder at least 60 days’ notice and the opportunity to increase the account balance to the minimum account balance amount. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for business other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in each Fund’s Prospectus, an investor may exchange shares of a Fund for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, an investor also may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”) (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from the redemption become available. Shareholders subject to federal income tax may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in each Fund’s Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment advisor, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Cost Basis Reporting

Upon the sale, redemption or exchange of Fund shares, the Funds or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Funds’ shares you redeemed or exchanged. See the Funds’ Prospectuses for more information.

Net Asset Value

Each Fund computes its net asset value (“NAV”) once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each Fund is equal to the value of the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. Equity securities listed on a domestic securities exchange or traded in a U.S. OTC market (including ADRs) are valued at the official closing price or last quoted sale price of the market where such security is primarily traded, or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask price (the “exchange mean price”). Equity securities primarily traded on an international securities exchange or in a non-U.S. OTC market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price or exchange mean price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. OTC market are valued at the last quoted sale price. The Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (i.e., without regard to invoking fair value based upon a change in an index exceeding a pre-determined level). Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean between the evaluated bid and ask prices furnished by independent pricing services. Short term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Notwithstanding the foregoing, currencies, financial derivatives and IPOs will be valued in accordance with each Fund’s valuation procedures adopted from time to time. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board. In the event that the market quotation, price or market based valuation for a portfolio instrument is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances, the portfolio instrument may be valued at fair value, as determined in good faith and pursuant to procedures established by and under the general supervision of the Board. All portfolio instrument valuations described above on a valuation date shall be valuations of such instruments as of or prior to the close of business of the NYSE.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Funds, the Investment Manager or any other party in this regard.

Dividends and Distributions

Each Fund declares and pays dividends and distributions as described in the Fund’s Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Funds—in General

Each Fund has elected and intends each year to qualify and be treated as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and be treated, each Fund must, among other things:

(a)	derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income, “Qualifying Income”);

(b)	invest the Fund’s assets in such a manner that, as of the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested in (x) the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote and that are engaged in the same or similar trades or businesses or related trades or businesses or (y) the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as Qualifying Income to a Fund only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in paragraph (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in paragraph (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in paragraph (b) above.

If a Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital losses carried forward from prior years), if any, that it distributes in a timely manner to shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of a Fund as a regulated investment company.

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any taxable year, or if a Fund were otherwise to fail to qualify for treatment as a regulated investment company for such taxable year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by such a Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions might be eligible for treatment as “qualified dividend income” for individuals and for the “dividends-received deduction” for corporate shareholders, in each case as described below. A Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date if the Fund is eligible to elect and so elects), plus any such amounts retained from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or a later date if the Fund makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by a Fund to shareholders in January of a year generally is deemed to have been paid by such a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund generally intends to make sufficient distributions to avoid the imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, if any, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. The Fund must apply such carryforwards first against gains of the same character. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

Taxation of the Funds’ Investments

Original Issue Discount; Market Discount. For U.S. federal income tax purposes, some debt obligations, including all zero coupon debt obligations, with a fixed maturity date of more than one year from the date of issue will be treated as having original issue discount (“OID”). OID is, very generally, the excess of the stated redemption price at maturity of a debt obligation over the issue price. OID is treated for U.S. federal income tax purposes as interest income earned by a Fund, which will comprise a part of the Fund’s investment company taxable income or net tax-exempt income required to be distributed to shareholders as described above, whether or not cash on the debt obligation is actually received. Generally, the amount of OID accrued each year is determined on the basis of a constant yield to maturity which takes into account the compounding of interest (as potentially reduced by any amortizable bond premium – see below).

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price (or, in the case of an obligation issued with OID, its “revised issue price”) of a debt obligation over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. The rate at which market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). Generally, such Fund will be required to include the acquisition discount or OID in income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. The Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (see “Federal Income Taxation of Shareholders,” below) than they would have in the absence of such transactions.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.

Junk Bonds. A portion of the OID accrued on certain high yield discount obligations (including tax-exempt obligations) may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction. In such cases, if the issuer of the high yield discount obligation is a domestic corporation, dividend payments by a Fund attributable to such portion of accrued OID may be eligible for the dividends-received deduction for corporate shareholders.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. In limited circumstances, it might not be clear whether a particular debt obligation has market discount. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Options, Futures, Forward Contracts, Swap Agreements, and Other Derivatives. A Fund’s use of derivatives, if any, may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives will also affect the amount, timing, and character of a Fund’s distributions. The character of a Fund’s taxable income will, in some cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. In addition, because the tax rules applicable to such investments are in some cases uncertain under current U.S. federal income tax laws, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has derived its income from the proper sources, made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, forward contracts, swaps, short sales, foreign securities, securities loans and other similar transactions. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Foreign Currency Transactions and Hedging. Gains or losses attributable to fluctuations in exchange rates that occur between the time each Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary income or loss. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years. However, in certain circumstances, a Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of the Fund’s taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid an entity-level tax.

Repurchase Agreements and Securities Loans. A Fund’s participation in repurchase agreements and loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a repurchase agreement or a securities loan, any (i) amounts received by the Fund in lieu of dividends or interest earned on the security during the period that such security was not directly held by the Fund may not give rise to qualified dividend income or distributions qualifying for the dividends-received deduction (each of which is described below); and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund were eligible to make and made the election and otherwise met the requirements described in “Foreign Taxes,” below.

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject such Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to that Fund’s shareholders. However, in certain circumstances, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may elect to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold (and, solely for purposes of the mark to market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund for it to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that indirectly invests in PFICs by virtue of the Fund’s investment in underlying U.S. funds may not make such elections; rather, the underlying U.S. funds directly investing in PFICs would decide whether to make such elections. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income” (as defined below).

Investments in Other Investment Companies. If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a regulated investment company (each, an “investment company”), and the investment company reports such dividends as “qualified dividend income” (as defined below), then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company. If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company. (Qualified dividend income and the dividends-received deduction are described below.)

Taxation of Certain Investments. As described above, certain of each Fund’s investments can create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of a Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Funds may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of each Fund.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any capital loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level, as described below.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Certain details of the implementation of this tax remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Taxable income that is retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by a Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, a shareholder that purchases shares of a Fund just prior to a taxable distribution will then receive a return of investment upon distribution which may nevertheless be taxable to the shareholder as ordinary income or capital gain.

“Qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only capital gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

A portion of the dividends paid by the Funds to shareholders that are corporations (other than S corporations) may be eligible for the 70% dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by a Fund from PFICs will not qualify for the dividends-received deduction. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). Capital gain of a corporate shareholder will be taxed at the same rate as ordinary income.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders. Each Fund expects to use such substitute payments to satisfy its expenses, and therefore expects that the receipt of substitute payments will not adversely affect the percentage of distributions qualifying as qualified dividend income.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains a Fund realizes that year, in which case the excess generally will be treated as a return of capital to shareholders. A return of capital reduces the shareholder’s tax basis in such Fund’s shares, with any amounts exceeding such basis treated as gain from the sale of such shares. To the extent a return of capital reduces a shareholder’s tax basis in its Fund shares the return of capital reduces any loss or increases any gain on the subsequent taxable disposition by a shareholder of those shares.

Sale, Exchange or Redemption of Shares

The sale, exchange, or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption or exchange of a Fund’s shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide a shareholder and the IRS with cost basis and certain other related tax information about the Fund shares the shareholder redeemed or exchanged. See each Fund’s Prospectus for more information.

Foreign Taxes

A Fund’s income from, or the proceeds of dispositions of its investments in non-U.S. assets may be subject to withholding and other taxes imposed by such countries. This will decrease the Fund’s yield on securities subject to such taxes. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance because the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of a Fund’s total assets at the end of its taxable year consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their U.S. federal income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

If a Fund is not eligible to or does not make the above election, or if more than 50% of a Fund’s assets at the end of its taxable year do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld, and shareholders will not be entitled to claim a credit or deduction with respect to such taxes. Shareholders are advised to consult their own tax advisors with respect to the treatment of foreign source income and foreign taxes under the U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a regulated investment company, such as a Fund, that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of the shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Foreign Shareholders.

Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. Distributions properly reported as Capital Gain Dividends generally are not subject to withholding of U.S. federal income tax.

For distributions with respect to taxable years of a Fund beginning before January 1, 2015, the Fund is not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“short-term capital gain dividends”). This exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The exception to withholding for short-term capital gain dividends does not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

This exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2015. It is currently unclear whether Congress will extend this exemption from withholding for interest-related and short-term capital gain dividends for distributions with respect to taxable years of a Fund beginning on or after January 1, 2015, and what the terms of any such an extension will be, including whether such extension will have retroactive effect.

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund would be required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Prior to January 1, 2015, the special “look-through” rule described above for distributions by a Fund to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier regulated investment company that the Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2015, and what the terms of any such an extension will be, including whether any such extension will have retroactive effect.

Each Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of certain of the special exceptions referred to above.

Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require each Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays after June 30, 2014 (or, in certain cases, after later dates), and 30% of the gross proceeds of sales or exchanges and certain capital gain dividends it pays after December 31, 2016. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends). Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

State and Local Taxes

Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. However, a Fund may be subject to state and/or local taxes in other jurisdictions in which such Fund is deemed to be doing business. The treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in the Funds.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Amended and Restated Agreement and Declaration of Trust for the Trust (the “Declaration of Trust”) is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every note, bond, contract, instrument, certificate or undertaking made on behalf of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds. Nothing in the Declaration of Trust shall protect any Trustee from any liability that arises from his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of the Trustee. The Declaration of Trust also provides that all third persons shall look solely to the assets of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated and except with respect to any matter as to which a Trustee or officer, including a person who serves at the Trust’s request as a director, officer or trustee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”) shall have been finally adjudicated in a decision on the merits in any action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, the Trust’s Declaration of Trust provides that a Covered Person is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds each represent a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may, without shareholder approval, divide the shares of any series of the Trust into one or more classes and combine the shares of two or more classes of any series into a single class. The Funds currently do not offer multiple classes of shares.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (without par value) of one or more series and to divide or combine the shares of any series or class, if applicable, into a greater or lesser number without changing the proportionate beneficial interest in the series or class. Each share of each Fund represents an equal proportionate interest in such Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Funds have no preemptive or conversion rights. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each whole share held of a Fund (or a class thereof) (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Fund (or a class thereof) shall be entitled to vote.

Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, and to set the length of their own terms subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative in the election of Trustees so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required or permitted by either the 1940 Act or by the Trust’s Declaration of Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and each Fund’s Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Trust’s Registration Statement, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the SAI and each Fund’s Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the Trust’s Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in each Fund’s Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. Each Fund’s Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

On October 1, 2013, each Fund acquired the assets of its respective Predecessor Fund. Each of AMG Managers Brandywine Fund, a series of AMG Funds I, AMG Managers Brandywine Blue Fund, a series of AMG Funds I, and AMG Managers Brandywine Advisors Mid Cap Growth Fund, a series of AMG Funds I, is the successor to the accounting and performance information of the corresponding Predecessor Fund.

The Funds’ audited financial statements for the fiscal year ended September 30, 2014 and the related Notes to the Financial Statements for the Funds, as well as the Reports of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, from the Funds’ Annual Reports for the fiscal year ended September 30, 2014, are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual and Semi-Annual Reports are available without charge, upon request, by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY

STANDARD & POOR’S AND MOODY’S INVESTORS SERVICE, INC.

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by the Subadvisor to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service

Long-Term Obligation Ratings

Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Short-Term Obligation Ratings

Ratings assigned on Moody’s global short-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings*

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (Standard & Poor’s Underlying Rating)

A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal short-term note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

Active Qualifiers (Currently applied and/or outstanding)

Standard & Poor’s uses six qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addressed the principal portion of the obligation only. Likewise, the qualifier can indicate a limitation on the type of information used, such as “pi” for public information. A qualifier appears as a suffix and is part of the rating.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

pi: Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix. Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

prelim: Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Inactive Qualifiers (No longer applied or outstanding)

*: This symbol that indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

G: The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

pr: The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Ratings

Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

APPENDIX B

FRIESS ASSOCIATES, LLC

FRIESS ASSOCIATES OF DELAWARE, LLC

PROXY VOTING POLICIES AND PROCEDURES

A. General Policy

Friess Associates (“Friess”) employs Institutional Shareholder Services, Inc. (“ISS”) to assist us in our proxy voting responsibilities. Friess uses ISS’ guidance to vote on proxy issues unless we believe there to be an overriding investment decision that is in the best interests of our clients’ investment portfolios. In both instances, ISS actually votes the proxies on behalf of all Friess client portfolios.

ISS’ research and proxy voting policies are designed on the premise that good corporate governance ultimately results in increased shareholder value. Friess uses either the company’s ISS Proxy Voting, Socially Responsible Investor or its PVS Taft-Hartley Voting guidelines to cater to the specific proxy voting needs of our individual clients. Ultimately Friess Associates “votes with its feet”, or in other words, if we believe the company or management team’s proposals are counterproductive to the best interests of our clients investment goals, we sell the stock.

B. Conflicts of Interest

There may be instances where the interests of Friess Associates may conflict or appear to conflict with the interests of its clients. For example, Friess Associates may manage a pension plan of a company whose management is soliciting proxies and there may be a concern that Friess Associates would vote in favor of management because of its relationship with the company. In such situations Friess Associates will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its third party proxy voting service’s recommendation.

C. Record Keeping

Friess Associates will maintain the following records with respect to proxy voting;

•	a copy of this proxy voting policy;

•	a copy of all proxy statements received (Friess Associates may rely on the EDGAR system to satisfy this requirement);

•	a record of each vote cast on behalf of a client (Friess Associates may rely on a third party to satisfy this requirement);

•	a copy of any document prepared by Friess Associates that was material to making a voting decision or that memorializes the basis for that decision;

•	a copy of each written client request for information on how Friess Associates voted proxies on the client’s behalf, and a copy of any written response to any (written or oral) client request for information on how Friess Associates voted proxies on behalf of the requesting client.

D. Disclosure

Friess Associates will furnish clients a copy of this policy and a report of the proxy votes cast on their behalf upon request. Requests may be made by calling Friess Associates at 302-656-3017.

EXHIBIT A

ISS 2015 U.S. PROXY VOTING CONCISE GUIDELINES

United States

Summary Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

The policies contained herein are a sampling of select, key U.S. proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2015 proxy voting guidelines can be found at: http://www.issgovernance.com/policy-gateway/2015-policy-information/

ROUTINE/MISCELLANEOUS

Auditor Ratification

•	General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefor not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audits services (“Other” fees) as excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit + related fees + tax compliance/preparation fees

BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

•	General Recommendation: Generally vote for director nominees, except under the following circumstances:

1. Accountability

Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case-by-case) for the following:

[1]	In general, companies with a plurality vote standard use “Withhold’ as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determined the valid contrary vote option for the particular company.
[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue a t the board/committee level that would warrant a withhold/against vote recommendation is not up for election.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-and-three-year total shareholder returns in the bottom half of a company’s four-digit GS CS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions included but not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority standard with no plurality carve-out for contested elections;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non-shareholder-approved poison pill.

Poison Pills

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote against or withhold from nominees every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•	The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on the ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.17.	Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/char0ter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	Whether the amendment was made prior to or in connection with the company’s initial public offering;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development;

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.18.	Material failures of governance, stewardship, risk oversight[3], or fiduciary responsibilities at the company;

1.19.	Failure to replace management as appropriate; or

1.20.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

[3]	Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

3. Composition

Attendance at Board and Committee Meetings:

3.1.	Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors

Vote against or withhold from individual directors who:

3.3.	Sit on more than six public company boards; or

3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[5].

4. Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

[4]	For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.
[5]	Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Independent Chari (Separate Chair/CEO)

•	General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

•	The scope of the proposal:

•	The company’s current board leadership structure;

•	The company’s governance structure and practices;

•	Company performance; and

•	Any other relevant factors that may be applicable.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

•	General Recommendation: Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and

•	Proposal-specific factors, including:

•	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

•	The maximum proportion of directors that shareholders may nominate each year; and

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Proxy Contests—Voting for Director Nominees in Contested Elections

•	General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

1. SHAREHOLDER RIGHTS & DEFENSES

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

•	General Recommendation: Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•	Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under ISS’ policy on Unilateral Bylaw/Charter Amendments.

CAPITAL/RESTRUCTURING

Common Stock Authorization

•	General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Preferred Stock Authorization

•	General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

•	General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

•	General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•	There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices6, this analysis considers the following:

1.	Peer Group[7] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment[8] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[9] compared to grant pay; and

•	Any other factors deemed relevant.

[6]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[7]	The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
[8]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[9]	ISS research reports include realizable pay for S&P1500 companies.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options	Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans

•	General Recommendation: Vote case-by-case on certain equity-based compensation plans[10] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars:

•	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Automatic single-triggered award vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan.

•	Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

[10]	Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

•	General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•	If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Climate Change/Greenhouse Gas (GHG) Emissions

•	General Recommendation: Generally vote for resolutions requesting that a company disclose information on the impact of climate change on its operations and investments, considering:

•	Whether the company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;

•	Whether company disclosure lags behind industry peers;

•	The company’s actual GHG emissions performance;

•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Political Activities

Lobbying

•	General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

•	General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

•	General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

The Global Leader In Corporate Governance

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FORM N-1A

PART C. OTHER INFORMATION

To the Registration Statement of AMG Funds I (formerly Managers Trust I) (the “Registrant” or the “Trust”)

Item 28.	Exhibits.

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated December 13, 2013. (xxxvi)

(a)(2)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated March 21, 2014. (xxxvii)

(b)	By-Laws of the Trust. (xxxvii)

(c)	(i) Articles III and V, Sections 2, 4 and 5 of Article VIII, and Sections 1, 4, 5 and 8 of Article IX of the Amended and Restated Agreement and Declaration of Trust dated December 13, 2013, incorporated by reference herein as Exhibit (a)(1); and (ii) Articles 10, 11, 12 and 13 of the By-Laws of the Trust, incorporated by reference herein as Exhibit (b).

(d)(1)	Investment Management Agreement between AMG Funds LLC (formerly Managers Investment Group LLC, which was formerly The Managers Funds LLC) and AMG Funds I relating to AMG FQ Tax-Managed U.S. Equity Fund (formerly Managers AMG FQ Tax-Managed U.S. Equity Fund, which was formerly First Quadrant Tax-Managed Equity Fund), dated as of July 31, 2003. (xvii)

(d)(2)	Form of Fund Management Agreement between AMG Funds LLC and AMG Funds I. (x)

(d)(3)	Form of Letter Agreement to Investment Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG FQ Global Alternatives Fund (formerly Managers AMG FQ Global Alternatives Fund). (xvii)

(d)(4)	Letter Agreement to Investment Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG TimesSquare All Cap Growth Fund (formerly Managers AMG TSCM Growth Equity Fund). (xxvi)

(d)(5)	Letter Agreement to Fund Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG Managers Real Estate Securities Fund (formerly Managers Real Estate Securities Fund). (xxxi)

(d)(6)	Form of Subadvisory Agreement between AMG Funds LLC and First Quadrant, L.P. with respect to AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ Global Risk-Balanced Fund (formerly Managers AMG FQ Global Essentials Fund, which was formerly Managers Fremont Global Fund), AMG FQ U.S. Equity Fund (formerly Managers AMG FQ U.S. Equity Fund) and AMG FQ Global Alternatives Fund. (x)

(d)(7)	Letter Agreement to Subadvisory Agreement between AMG Funds LLC and First Quadrant, L.P. with respect to AMG FQ U.S. Equity Fund. (xxxvi)

(d)(8)	Letter Agreement to Subadvisory Agreement between AMG Funds LLC and First Quadrant, L.P. with respect to AMG FQ Global Alternatives Fund. (xxxvi)

(d)(9)	Letter Agreement to Subadvisory Agreement between AMG Funds LLC and First Quadrant, L.P. with respect to AMG FQ Global Risk-Balanced Fund. (xxxvi)

(d)(10)	Form of Subadvisory Agreement between AMG Funds LLC and Pacific Investment Management Company, LLC with respect to AMG Managers Total Return Bond Fund (formerly Managers PIMCO Bond Fund, which was formerly Managers Fremont Bond Fund). (x)

(d)(11)	Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Pacific Investment Management Company, LLC with respect to AMG Managers Total Return Bond Fund. (xxxvi)

(d)(12)	Subadvisory Agreement between AMG Funds LLC and Frontier Capital Management Co., LLC with respect to AMG Frontier Small Cap Growth Fund (formerly Managers Frontier Small Cap Growth Fund, which was formerly Managers Small Cap Fund). (xxiv)

(d)(13)	Form of Subadvisory Agreement between AMG Funds LLC and CenterSquare Investment Management, Inc. (formerly Urdang Securities Management, Inc.) with respect to AMG Managers Real Estate Securities Fund. (x)

(d)(14)	Form of Subadvisory Agreement between AMG Funds LLC and Next Century Growth Investors LLC with respect to AMG Managers Emerging Opportunities Fund (formerly Managers Micro-Cap Fund, which was formerly Managers Fremont Micro-Cap Fund). (xx)

(d)(15)	Form of Subadvisory Agreement between AMG Funds LLC and Lord, Abbett & Co., LLC with respect to AMG Managers Emerging Opportunities Fund. (xx)

(d)(16)	Form of Subadvisory Agreement between AMG Funds LLC and WEDGE Capital Management L.L.P. with respect to AMG Managers Emerging Opportunities Fund. (xx)

(d)(17)	Subadvisory Agreement between AMG Funds LLC and RBC Global Asset Management (U.S.) Inc. (formerly Voyageur Asset Management Inc.) with respect to AMG Managers Emerging Opportunities Fund. (xxv)

(d)(18)	Form of Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare All Cap Growth Fund. (xxvi)

(d)(19)	Letter Agreement to Subadvisory Agreement between AMG Funds LLC and CenterSquare Investment Management, Inc. (formerly Urdang Securities Management, Inc.) with respect to AMG Managers Real Estate Securities Fund. (xxxi)

(d)(20)	Form of Letter Agreement to the Investment Management Agreement between AMG Funds I and AMG Funds LLC with respect to AMG Managers Brandywine Fund (formerly Brandywine Fund), AMG Managers Brandywine Blue Fund (formerly Brandywine Blue Fund) and AMG Managers Brandywine Advisors Mid Cap Growth Fund (formerly Brandywine Advisors Midcap Growth Fund). (xxxiv)

(d)(21)	Form of Subadvisory Agreement between AMG Funds LLC and Friess Associates, LLC with respect to AMG Managers Brandywine Fund. (xxxiv)

(d)(22)	Form of Subadvisory Agreement between AMG Funds LLC and Friess Associates, LLC with respect to AMG Managers Brandywine Blue Fund. (xxxiv)

(d)(23)	Form of Subadvisory Agreement between AMG Funds LLC and Friess Associates, LLC with respect to AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxiv)

(d)(24)	Form of Sub-Subadvisory Agreement among AMG Funds LLC, Friess Associates, LLC and Friess Associates of Delaware, LLC with respect to AMG Managers Brandywine Fund. (xxxiv)

(d)(25)	Form of Sub-Subadvisory Agreement among AMG Funds LLC, Friess Associates, LLC and Friess Associates of Delaware, LLC with respect to AMG Managers Brandywine Blue Fund. (xxxiv)

(d)(26)	Form of Sub-Subadvisory Agreement among AMG Funds LLC, Friess Associates, LLC and Friess Associates of Delaware, LLC with respect to AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxiv)

(e)(1)	Form of Amended and Restated Distribution Agreement between AMG Distributors, Inc. (formerly Managers Distributors, Inc.) and AMG Funds I, on behalf of each of its series, dated December 5, 2009. (xxv)

(i) Appendix A dated May 4, 2010 to the Distribution Agreement. (xxvi)

(e)(2)	Form of Letter Agreement to the Amended and Restated Distribution Agreement between AMG Distributors, Inc. and AMG Funds I, with respect to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxiv)

(e)(3)	Letter Agreement to the Amended and Restated Distribution Agreement between AMG Distributors, Inc. and AMG Funds I, with respect to AMG Managers Total Return Bond Fund, AMG FQ U.S. Equity Fund, AMG FQ Global Alternatives Fund and AMG FQ Global Risk-Balanced Fund. (xxxvi)

(f)	Not Applicable.

(g)(1)	Custody Agreement between The Bank of New York and AMG Funds I dated August 5, 2002. (xviii)

(g)(2)	Amendment to the Custody Agreement between The Bank of New York and AMG Funds I dated August 5, 2002 relating to AMG Managers Total Return Bond Fund, AMG FQ U.S. Equity Fund, AMG FQ Global Alternatives Fund and AMG FQ Global Risk-Balanced Fund. (xxxvi)

(g)(3)	Foreign Custody Manager Agreement between AMG Funds I, on behalf of each of its series, and the Bank of New York. (xxxi)

(g)(4)	Interim Custody Agreement between AMG Funds I and U.S. Bank, N.A. with respect to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxv)

(h)(1)	Form of Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I. (x)

(h)(2)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG FQ Global Alternatives Fund. (xxxvi)

(h)(3)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Frontier Small Cap Growth Fund. (xxxvi)

(h)(4)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG FQ Tax-Managed U.S. Equity Fund. (xxxvi)

(h)(5)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Managers Emerging Opportunities Fund. (to be filed by amendment)

(h)(6)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Managers Total Return Bond Fund. (to be filed by amendment)

(h)(7)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG FQ U.S. Equity Fund. (xxxvi)

(h)(8)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG FQ Global Risk-Balanced Fund. (to be filed by amendment)

(h)(9)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG TimesSquare All Cap Growth Fund. (xxxvi)

(h)(10)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Managers Real Estate Securities Fund. (xxxvi)

(h)(11)	Form of Expense Limitation and Recoupment Agreement between AMG Funds I and AMG Funds LLC with respect to AMG Managers Brandywine Fund. (xxxiv)

(h)(12)	Form of Expense Limitation and Recoupment Agreement between AMG Funds I and AMG Funds LLC with respect to AMG Managers Brandywine Blue Fund. (xxxiv)

(h)(13)	Form of Expense Limitation and Recoupment Agreement between AMG Funds I and AMG Funds LLC with respect to AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxiv)

(h)(14)	Form of Administration and Shareholder Servicing Agreement between AMG Funds LLC and AMG Funds I with respect to AMG FQ Global Risk-Balanced Fund, AMG FQ U.S. Equity Fund, AMG Managers Emerging Opportunities Fund, AMG Managers Real Estate Securities Fund and AMG Managers Total Return Bond Fund. (x)

(h)(15)	Form of Administration and Shareholder Servicing Agreement between AMG Funds LLC and AMG Funds I with respect to AMG FQ Global Alternatives Fund. (xvii)

(h)(16)	Administration and Shareholder Servicing Agreement between AMG Funds LLC and AMG Funds I with respect to AMG TimesSquare All Cap Growth Fund. (xxvi)

(h)(17)	Form of Transfer Agency Services Agreement between AMG Funds I and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) (“BNY”). (xiii)

(h)(18)	Amendment to Transfer Agency Services Agreement between the Registrant and BNY dated January 1, 2008. (xxv)

(h)(19)	Amendment to Transfer Agency Services Agreement between the Registrant and BNY dated January 1, 2008 with respect to AMG Managers Total Return Bond Fund, AMG FQ U.S. Equity Fund, AMG FQ Global Alternatives Fund and AMG FQ Global Risk-Balanced Fund. (xxxvi)

(h)(20)	Form of Administration and Shareholder Servicing Agreement between AMG Funds I and AMG Funds LLC with respect to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund, and AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxiv)

(h)(21)	Interim Fund Accounting Agreement between AMG Funds I and U.S. Bancorp Fund Services, LLC with respect to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxv)

(h)(22)	Interim Transfer Agency Services Agreement between AMG Funds I and U.S. Bancorp Fund Services, LLC with respect to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxv)

(i)(1)	Opinion and consent of Goodwin Procter LLP with respect to legality of securities being registered. (i)

(i)(2)	Opinion and consent of Goodwin Procter LLP with respect to legality of securities being registered of AMG FQ Tax-Managed U.S. Equity Fund. (ix)

(i)(3)	Opinion and Consent of Goodwin Procter LLP with respect to shares of AMG FQ Global Risk-Balanced Fund, AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG Managers Real Estate Securities Fund, AMG Managers Total Return Bond Fund and AMG FQ U.S. Equity Fund. (xiii)

(i)(4)	Opinion and Consent of Ropes & Gray LLP with respect to AMG FQ Global Alternatives Fund. (xviii)

(i)(5)	Opinion and Consent of Ropes & Gray LLP with respect to AMG TimesSquare All Cap Growth Fund. (xxvi)

(i)(6)	Opinion and Consent of Ropes & Gray LLP with respect to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund. (xxxv)

(j)(1)	Consent of PricewaterhouseCoopers LLP. (filed herewith)

(j)(2)	Power of Attorney for the Trustees and Certain Officers of the Registrant. (xxxv)

(k)	Not applicable.

(l)	Initial Capital Agreements. (i)

(m)(1)	Amended and Restated Plan of Distribution dated as of July 1, 2014 adopted pursuant to Rule 12b-1 with respect to AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund, AMG FQ Global Alternatives Fund, AMG FQ Global Risk-Balanced Fund, AMG Frontier Small Cap Growth Fund, AMG TimesSquare All Cap Growth Fund, AMG Managers Emerging Opportunities Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund. (filed herewith)

(n)(1)	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 dated as of December 1, 2012 with respect to AMG FQ Global Alternatives Fund, AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund, AMG FQ Global Risk-Balanced Fund, AMG Frontier Small Cap Growth Fund, AMG TimesSquare All Cap Growth Fund and AMG Managers Emerging Opportunities Fund. (xxxiii)

(p)(1)	Code of Ethics of AMG Funds I. (xvi)

(p)(2)	Code of Ethics of AMG Funds LLC and AMG Distributors, Inc. (xviii)

(p)(3)	Code of Ethics of First Quadrant, L.P. (xxx)

(p)(4)	Code of Ethics of Pacific Investment Management Company, LLC. (xxxiii)

(p)(5)	Code of Ethics of Frontier Capital Management Co., LLC. (xxxiii)

(p)(6)	Code of Ethics of CenterSquare Investment Management, Inc. (formerly Urdang Securities Management, Inc.) (xxxiii)

(p)(7)	Code of Ethics of Next Century Growth Investors LLC. (xxvii)

(p)(8)	Code of Ethics of Lord, Abbett & Co., LLC. (xxxiii)

(p)(9)	Code of Ethics of WEDGE Capital Management L.L.P. (xxxiii)

(p)(10)	Code of Ethics of RBC Global Asset Management (U.S.) Inc. (xxxvi)

(p)(11)	Code of Ethics of TimesSquare Capital Management, LLC. (xxxiii)

(p)(12)	Code of Ethics of Friess Associates, LLC and Friess Associates of Delaware, LLC. (xxxiv)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909, 811-6520 (filed April 14, 1992).

(ii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 1995).

(iii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 31, 1998).

(iv)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 2000).

(v)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 2001).

(vi)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed May 30, 2003).

(vii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 31, 2003).

(viii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed December 31, 2003).

(ix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed March 1, 2004).

(x)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 29, 2004).

(xi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed December 30, 2004).

(xii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed January 6, 2005).

(xiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed January 18, 2005).

(xiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed March 1, 2005).

(xv)	Intentionally omitted.

(xvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 29, 2005).

(xvii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed March 1, 2006)

(xviii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2007)

(xix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 28, 2007)

(xx)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2008)

(xxi)	Intentionally omitted.

(xxii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 27, 2009)

(xxiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed October 2, 2009)
(xxiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 18, 2009)

(xxv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 26, 2010)

(xxvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed July 23, 2010)

(xxvii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2011)

(xxviii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed July 19, 2011)

(xxix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed September 22, 2011)

(xxx)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 30, 2011)

(xxxi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2012)

(xxxii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 31, 2012)

(xxxiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2013)

(xxxiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed June 13, 2013)

(xxxv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed September 30, 2013)

(xxxvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2014)

(xxxvii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 30, 2014)

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Under Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”), against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Covered Person or by reason of his or her being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund. The Registrant will maintain a liability insurance policy or policies under which (i) the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, and/or (ii) the Registrant and its Trustees and officers will be named insureds.

Reference is made to the Distribution Agreement with AMG Distributors, Inc. and any amendments thereto attached as Exhibits (e)(1), (e)(2) and (e)(3), which is incorporated herein by reference, and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31. Business and Other Connections of Investment Adviser.

AMG Funds LLC, a registered investment adviser, serves as investment adviser to the Trust. AMG Funds LLC is a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and a wholly owned subsidiary serves as its managing member. AMG Funds LLC serves as an investment adviser to and distributor of shares of investment companies registered under the Investment Company Act of 1940 and to various separate accounts. AMG Funds LLC also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of AMG Funds LLC are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of AMG Funds LLC Form ADV is 801-56365.

AMG Funds LLC has hired one or more Subadvisors for each series of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below.

Subadvisor	File Number	Funds
First Quadrant, L.P.	801-51748	AMG FQ Tax-Managed U.S. Equity Fund; AMG FQ Global Risk-Balanced Fund; AMG FQ U.S. Equity Fund; AMG FQ Global Alternatives Fund

Friess Associates, LLC	801-16178	AMG Managers Brandywine Fund AMG Managers Brandywine Blue Fund AMG Managers Brandywine Advisors Mid Cap Growth Fund

Friess Associates of Delaware, LLC	801-60624	AMG Managers Brandywine Fund AMG Managers Brandywine Blue Fund AMG Managers Brandywine Advisors Mid Cap Growth Fund

Lord, Abbett & Co., LLC	801-6997	AMG Managers Emerging Opportunities Fund

Next Century Growth Investors LLC	801-56049	AMG Managers Emerging Opportunities Fund

Pacific Investment Management Company, LLC	801-48187	AMG Managers Total Return Bond Fund

Frontier Capital Management Co., LLC	801-15724	AMG Frontier Small Cap Growth Fund

CenterSquare Investment Management, Inc. (formerly Urdang Securities Management, Inc.)	801-51733	AMG Managers Real Estate Securities Fund

WEDGE Capital Management L.L.P.	801-29479	AMG Managers Emerging Opportunities Fund

RBC Global Asset Management (U.S.) Inc.	801-20303	AMG Managers Emerging Opportunities Fund

TimesSquare Capital Management, LLC	801-63492	AMG TimesSquare All Cap Growth Fund

Item 32. Principal Underwriters.

(a)	AMG Distributors, Inc. acts as principal underwriter for the Registrant. AMG Distributors, Inc. also acts as principal underwriter for AMG Funds (formerly Managers AMG Funds), AMG Funds II (formerly Managers Trust II) and AMG Funds III (formerly The Managers Funds).

(b)	The following information relates to the directors, officers and partners of AMG Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds
Jeffrey S. Murphy c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Dean A. Maines c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

Jeffrey T. Cerutti c/o AMG Funds LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Director, President and Principal	President and Principal Executive Officer

Keitha L. Kinne c/o AMG Funds LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Chief Operating Officer	Chief Operating Officer

Steven J. Adams c/o AMG Funds LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Chief Financial Officer	None

Patrick Spellman c/o AMG Funds LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Chief Compliance Officer	Anti-Money Laundering Compliance Officer

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder and the Commodity Exchange Act and the rules thereunder will be kept by the Registrant and each Subadvisor at the following offices:

(1)	At the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217 and at the offices of BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2)	First Quadrant, L.P., 800 East Colorado Blvd, Suite 900, Pasadena, California 91101.

(3)	Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302.

(4)	Next Century Growth Investors LLC, 5500 Wayzata Blvd, Suite 1275, Minneapolis, Minnesota 55416.

(5)	Pacific Investment Management Company, LLC, 650 Newport Center Drive, Newport Beach, California 92660.

(6)	Frontier Capital Management Co., LLC, 99 Summer Street, Boston, Massachusetts 02110.

(7)	CenterSquare Investment Management, Inc. (formerly Urdang Securities Management, Inc.), 630 West Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462.

(8)	WEDGE Capital Management L.L.P., 301 South College Street, Suite 2920, Charlotte, North Carolina 28202.

(9)	RBC Global Asset Management (U.S.) Inc., 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.

(10)	TimesSquare Capital Management, LLC, 7 Times Square, 42nd Floor, New York, New York 10036.

(11)	Friess Associates, LLC, 115 E. Snow King Ave., Jackson, Wyoming 83001.

(12)	Friess Associates of Delaware, LLC, 3711 Kennett Pike, Greenville, Delaware 19807.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

(a)	The Registrant previously has undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant’s outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b)	The Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 28th day of January, 2015.

AMG FUNDS I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	January 28, 2015
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	January 28, 2015
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	January 28, 2015
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	January 28, 2015
Edward J. Kaier

/s/ Kurt Keilhacker*	Trustee	January 28, 2015
Kurt Keilhacker

/s/ Steven J. Paggioli*	Trustee	January 28, 2015
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	January 28, 2015
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	January 28, 2015
Eric Rakowski

/s/ Victoria Sassine*	Trustee	January 28, 2015
Victoria Sassine

/s/ Thomas R. Schneeweis*	Trustee	January 28, 2015
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and	January 28, 2015
Jeffrey T. Cerutti	Principal Executive Officer
(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	January 28, 2015

*By:	/s/ Donald S. Rumery
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909 and 811- 06520 (filed September 30, 2013)

Date: January 28, 2015

AMG Funds I

Exhibit Index

Exhibit No.	Description
(j)(1)	Consent of PricewaterhouseCoopers LLP.

(m)(1)	Amended and Restated Plan of Distribution dated as of July 1, 2014 adopted pursuant to Rule 12b-1 with respect to AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund, AMG FQ Global Alternatives Fund, AMG FQ Global Risk-Balanced Fund, AMG Frontier Small Cap Growth Fund, AMG TimesSquare All Cap Growth Fund, AMG Managers Emerging Opportunities Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund.